UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-1236

                            Scudder Total Return Fund
                            -------------------------
               (Exact name of registrant as specified in charter)


                            222 South Riverside Plaza
                                Chicago, IL 60606
               (Address of principal executive offices) (Zip code)


                                  Paul Schubert
                                 345 Park Avenue
                               New York, NY 10154
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 454-7190
                                                     --------------

Date of fiscal year end:  10/31
                          -----

Date of reporting period: 7/31/05
                         --------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

Scudder Total Return Fund
Investment Portfolio as of July 31, 2005 (Unaudited)
----------------------------------------------------------------------------------------------------------------------


                                                                                         Shares              Value ($)
                                                                                    ----------------------------------

Common Stocks 60.7%
Consumer Discretionary 6.6%
Auto Components 0.1%
Accuride Corp.*                                                                          27,800               341,940
Commercial Vehicle Group, Inc.*                                                          21,500               506,755
Modine Manufacturing Co.                                                                 14,800               533,837
                                                                                                         ------------
                                                                                                            1,382,532

Automobiles 0.4%
Dollar Thrifty Automotive Group, Inc.*                                                    4,400               137,720
Harley-Davidson, Inc.                                                                   143,600             7,638,084
                                                                                                         ------------
                                                                                                            7,775,804

Distributors 0.0%
Navarre Corp.*                                                                           22,700               161,851
                                                                                                         ------------
Hotels Restaurants & Leisure 0.7%
Ameristar Casinos, Inc.                                                                  23,400               686,322
Argosy Gaming Co.*                                                                        2,700               126,333
CEC Entertainment, Inc.*                                                                 36,500             1,398,315
CKE Restaurants, Inc.                                                                    70,300               911,088
International Game Technology                                                            59,700             1,633,392
Isle of Capri Casinos, Inc.*                                                             21,100               590,800
Jack in the Box, Inc.*                                                                      200                 7,610
Life Time Fitness, Inc.*                                                                  3,700               124,320
MTR Gaming Group, Inc.*                                                                  16,600               175,462
Multimedia Games, Inc.*                                                                  68,200               714,736
Starbucks Corp.*                                                                         53,400             2,806,170
YUM! Brands, Inc.                                                                       132,300             6,925,905
                                                                                                         ------------
                                                                                                           16,100,453

Household Durables 0.3%
American Woodmark Corp.                                                                  29,600             1,042,216
Fortune Brands, Inc.                                                                     52,600             4,973,330
                                                                                                         ------------
                                                                                                            6,015,546

Internet & Catalog Retail 0.2%
eBay, Inc.*                                                                             130,700             5,460,646
                                                                                                         ------------
Leisure Equipment & Products 0.1%
Arctic Cat, Inc.                                                                         36,500               796,430
JAKKS Pacific, Inc.*                                                                     46,300               793,582
Nautilus Group, Inc.                                                                     36,700             1,022,462
                                                                                                         ------------
                                                                                                            2,612,474

Media 1.0%
Comcast Corp., Special "A"*                                                             150,600             4,518,000
Insight Communications Co., Inc., "A"*                                                    9,800               113,386
McGraw-Hill Companies, Inc.                                                             162,400             7,472,024
Omnicom Group, Inc.                                                                      89,100             7,561,917
Reader's Digest Association, Inc.                                                        48,800               792,512
Salem Communications Corp., "A"*                                                         17,900               359,611
Scholastic Corp.*                                                                        12,800               473,216
                                                                                                         ------------
                                                                                                           21,290,666

Multiline Retail 1.3%
Family Dollar Stores, Inc.                                                              325,600             8,400,480
Kohl's Corp.*                                                                           101,500             5,719,525
Retail Ventures, Inc.*                                                                   59,100               814,989
Target Corp.                                                                            226,800            13,324,500
                                                                                                         ------------
                                                                                                           28,259,494

Specialty Retail 2.3%
Aeropostale, Inc.*                                                                       32,000               955,200
Bed Bath & Beyond, Inc.*                                                                 67,300             3,089,070
Cato Corp., "A"                                                                          63,450             1,342,602
GameStop Corp., "B"*                                                                     15,100               483,200
Genesco, Inc.*                                                                           22,300               831,121
Hibbett Sporting Goods, Inc.*                                                            31,200             1,248,936
Home Depot, Inc.                                                                         37,850             1,646,853
Jo-Ann Stores, Inc.*                                                                      4,700               129,344
Jos. A. Bank Clothiers, Inc.*                                                            23,500             1,073,950
Lowe's Companies, Inc.                                                                  212,900            14,098,238
Payless ShoeSource, Inc.*                                                                62,300             1,209,866
Shoe Carnival, Inc.*                                                                     12,600               312,102
Stage Stores, Inc.*                                                                      15,400               680,218
Staples, Inc.                                                                           246,900             5,621,913
Stein Mart, Inc.                                                                         43,800               993,822
The Buckle, Inc.                                                                          4,100               177,202
The Gap, Inc.                                                                           461,100             9,733,821
TJX Companies, Inc.                                                                     287,800             6,766,178
Too, Inc.*                                                                               29,100               750,489
Trans World Entertainment Corp.*                                                         11,000               115,500
                                                                                                         ------------
                                                                                                           51,259,625

Textiles, Apparel & Luxury Goods 0.2%
Cherokee, Inc.                                                                            2,400                85,656
Guess?, Inc.*                                                                            51,500             1,205,100
Hartmarx Corp.*                                                                           8,900                90,958
K-Swiss, Inc., "A"                                                                       18,100               611,237
Phillips-Van Heusen Corp.                                                                44,400             1,505,160
UniFirst Corp.                                                                            3,500               155,785
Wolverine World Wide, Inc.                                                               62,850             1,382,700
                                                                                                         ------------
                                                                                                            5,036,596

Consumer Staples 4.3%
Beverages 0.6%
Boston Beer Co., Inc., "A"*                                                              14,400               312,192
PepsiCo, Inc.                                                                           240,350            13,106,286
                                                                                                         ------------
                                                                                                           13,418,478

Food & Staples Retailing 0.8%
Nash-Finch Co.                                                                           16,100               663,803
Pantry, Inc.*                                                                            21,700               924,854
Pathmark Stores, Inc.*                                                                   91,400             1,018,196
Wal-Mart Stores, Inc.                                                                   134,800             6,652,380
Walgreen Co.                                                                            188,700             9,031,182
                                                                                                         ------------
                                                                                                           18,290,415

Food Products 1.4%
Dean Foods Co.*                                                                          56,300             2,009,910
Flowers Foods, Inc.                                                                       7,650               192,703
General Mills, Inc.                                                                     200,700             9,513,180
Kellogg Co.                                                                              96,300             4,363,353
Lance, Inc.                                                                              48,300               873,264
The Hershey Co.                                                                          72,000             4,598,640
TreeHouse Foods, Inc.*                                                                   11,260               344,331
Unilever NV, (NY Shares)                                                                146,000             9,768,860
                                                                                                         ------------
                                                                                                           31,664,241

Household Products 1.4%
Colgate-Palmolive Co.                                                                   138,000             7,305,720
Kimberly-Clark Corp.                                                                    166,800            10,635,168
Procter & Gamble Co.                                                                    219,200            12,194,096
                                                                                                         ------------
                                                                                                           30,134,984

Personal Products 0.1%
Chattem, Inc.*                                                                           15,600               710,736
Mannatech, Inc.                                                                          30,800               552,860
                                                                                                         ------------
                                                                                                            1,263,596

Tobacco 0.0%
Vector Group Ltd.                                                                         6,800               131,988
                                                                                                         ------------
Energy 8.0%
Energy Equipment & Services 1.8%
Baker Hughes, Inc.                                                                      222,900            12,602,766
Cal Dive International, Inc.*                                                            29,900             1,770,678
Halliburton Co.                                                                         232,300            13,020,415
Schlumberger Ltd.                                                                        81,000             6,782,940
Transocean, Inc.*                                                                       106,100             5,987,223
                                                                                                         ------------
                                                                                                           40,164,022

Oil, Gas & Consumable Fuels 6.2%
Anadarko Petroleum Corp.                                                                 31,800             2,809,530
BP PLC, (ADR)                                                                           180,500            11,891,340
Callon Petroleum Co.*                                                                    58,200             1,059,822
ChevronTexaco Corp.                                                                     337,400            19,572,574
Cimarex Energy Co.*                                                                      41,500             1,740,510
ConocoPhillips                                                                          192,800            12,067,352
Devon Energy Corp.                                                                      185,500            10,404,695
Energy Partners Ltd.*                                                                    62,800             1,661,688
EOG Resources, Inc.                                                                     240,600            14,700,660
ExxonMobil Corp.                                                                        470,000            27,612,500
Frontier Oil Corp.                                                                       10,100               283,002
Goodrich Petroleum Corp.*                                                                23,800               521,934
Harvest Natural Resources, Inc.*                                                         53,600               489,368
KCS Energy, Inc.*                                                                        65,300             1,282,492
Marathon Oil Corp.                                                                       95,600             5,579,216
Royal Dutch Shell PLC, "A", (ADR)*                                                      159,100             9,749,648
St. Mary Land & Exploration Co.                                                          40,100             1,267,160
Stone Energy Corp.*                                                                      33,000             1,755,930
Swift Energy Co.*                                                                        30,900             1,260,102
Valero Energy Corp.                                                                      60,000             4,966,800
XTO Energy, Inc.                                                                        117,166             4,111,367
                                                                                                         ------------
                                                                                                          134,787,690

Financials 10.7%
Banks 4.6%
Amegy Bancorp., Inc.                                                                     43,100               981,818
AmSouth Bancorp.                                                                        229,500             6,405,345
BancFirst Corp.                                                                             700                59,703
Bank of America Corp.                                                                   515,700            22,484,520
BankUnited Financial Corp., "A"                                                          16,300               430,320
Banner Corp.                                                                              9,600               280,896
BB&T Corp.                                                                              151,800             6,348,276
Capitol Bancorp., Ltd.                                                                      500                17,730
Center Financial Corp.                                                                   18,000               459,900
Central Pacific Financial Corp.                                                           2,600                94,900
Chemical Financial Corp.                                                                  4,925               164,495
City Holding Co.                                                                          5,400               207,090
CoBiz, Inc.                                                                               3,200                58,560
Columbia Banking System, Inc.                                                             1,500                41,520
Corus Bankshares, Inc.                                                                   20,900             1,311,266
CVB Financial Corp.                                                                      31,900               685,531
Dime Community Bancshares                                                                 9,700               157,334
Fidelity Bancshares, Inc.                                                                 8,000               250,720
First BanCorp., North Carolina                                                            1,700                35,649
First BanCorp., Puerto Rico                                                              86,400             2,118,528
First Charter Corp.                                                                       6,800               168,300
First Community Bancorp.                                                                 10,100               517,524
First Indiana Corp.                                                                       1,800                58,194
First Merchants Corp.                                                                     1,900                51,870
First Niagara Financial Group, Inc.                                                      14,300               210,639
FirstFed Financial Corp.*                                                                27,500             1,718,200
Fremont General Corp.                                                                    50,100             1,224,444
Frontier Financial Corp.                                                                  7,200               212,832
Hanmi Financial Corp.                                                                    36,500               693,500
Harbor Florida Bancshares, Inc.                                                          17,700               679,326
Independent Bank Corp.-Massachusetts                                                      3,400               103,224
Integra Bank Corp.                                                                        2,700                62,748
Nara Bancorp, Inc.                                                                       16,700               259,518
National Penn Bancshares, Inc.                                                            4,600               125,212
NetBank, Inc.                                                                            41,700               389,061
Oriental Financial Group, Inc.                                                           29,100               464,145
Pacific Capital Bancorp.                                                                 10,800               369,576
PFF Bancorp., Inc.                                                                       30,800               952,952
PNC Financial Services Group                                                            103,100             5,651,942
Prosperity Bancshares, Inc.                                                              27,300               840,840
Republic Bancorp., Inc.                                                                  49,700               735,560
Republic Bancorp., Inc., "A"                                                              2,950                64,103
Sandy Spring Bancorp., Inc.                                                               1,600                55,248
Simmons First National Corp., "A"                                                         1,200                32,676
Sterling Bancshares, Inc.                                                                45,300               711,663
SunTrust Banks, Inc.                                                                     92,800             6,748,416
SVB Financial Group*                                                                     13,500               693,090
Texas Capital Bancshares, Inc.*                                                          11,800               278,716
Texas Regional Bancshares, Inc., "A"                                                      2,300                68,218
TierOne Corp.                                                                             6,600               191,466
TriCo Bancshares                                                                          1,500                36,420
UMB Financial Corp.                                                                       1,900               122,075
Umpqua Holdings Corp.                                                                    17,100               426,303
United Community Banks, Inc.                                                              6,000               170,700
US Bancorp.                                                                             320,600             9,637,236
Wachovia Corp.                                                                          212,400            10,700,712
Wells Fargo & Co.                                                                       203,100            12,458,154
WesBanco, Inc.                                                                            8,800               271,832
West Coast Bancorp.                                                                       2,500                65,500
Westamerica Bancorp.                                                                      2,700               147,825
WSFS Financial Corp.                                                                      6,500               372,190
                                                                                                         ------------
                                                                                                          101,336,251

Capital Markets 1.3%
Bear Stearns Companies, Inc.                                                             59,900             6,116,389
Investment Technology Group, Inc.*                                                       28,100               719,922
Lehman Brothers Holdings, Inc.                                                           56,100             5,897,793
Merrill Lynch & Co., Inc.                                                               178,600            10,498,108
The Goldman Sachs Group, Inc.                                                            51,200             5,502,976
                                                                                                         ------------
                                                                                                           28,735,188

Consumer Finance 0.3%
American Express Co.                                                                    101,000             5,555,000
ASTA Funding, Inc.                                                                        4,500               120,375
                                                                                                         ------------
                                                                                                            5,675,375

Diversified Financial Services 2.1%
Accredited Home Lenders Holding Co.*                                                     20,000               950,200
Apollo Investment Corp.                                                                  39,554               711,576
Citigroup, Inc.                                                                         473,195            20,583,983
CompuCredit Corp.*                                                                       24,400               924,028
Freddie Mac                                                                             128,300             8,118,824
JPMorgan Chase & Co.                                                                    400,500            14,073,570
Metris Companies, Inc.*                                                                  43,700               648,945
TNS, Inc.*                                                                                1,600                36,800
                                                                                                         ------------
                                                                                                           46,047,926

Insurance 1.7%
AFLAC, Inc.                                                                             166,700             7,518,170
Allstate Corp.                                                                          162,300             9,942,498
American International Group, Inc.                                                      149,400             8,993,880
Argonaut Group, Inc.*                                                                    38,300               920,349
Bristol West Holdings, Inc.                                                              15,600               285,792
Lincoln National Corp.                                                                  118,000             5,699,400
Navigators Group, Inc.*                                                                   7,100               261,848
Safety Insurance Group, Inc.                                                             13,300               481,327
UICI                                                                                     15,300               472,005
Zenith National Insurance Corp.                                                          25,400             1,768,856
                                                                                                         ------------
                                                                                                           36,344,125

Real Estate 0.7%
Amli Residential Properties Trust, (REIT)                                                17,200               555,388
Capital Automotive, (REIT)                                                               11,300               443,751
Colonial Properties Trust, (REIT)                                                        15,100               716,042
Commercial Net Lease Realty, (REIT)                                                      27,100               562,325
Corporate Office Properties Trust, (REIT)                                                18,100               609,427
Cousins Properties, Inc., (REIT)                                                         18,100               590,060
EastGroup Properties, Inc., (REIT)                                                        6,000               260,400
Entertainment Properties Trust, (REIT)                                                    5,700               259,635
FelCor Lodging Trust, Inc., (REIT)*                                                       9,400               146,170
First Industrial Realty Trust, Inc., (REIT)                                               6,000               247,680
Gables Residential Trust, (REIT)                                                         18,000               781,740
Glenborough Realty Trust, Inc., (REIT)                                                    3,700                77,552
Glimcher Realty Trust, (REIT)                                                             3,200                92,320
Heritage Property Investment Trust, (REIT)                                               17,600               654,720
Highwoods Properties, Inc., (REIT)                                                       23,200               734,280
Home Properties, Inc., (REIT)                                                            15,900               727,902
Kilroy Realty Corp., (REIT)                                                              17,400               906,540
Lexington Corporate Properties Trust, (REIT)                                             31,600               757,768
LTC Properties, Inc., (REIT)                                                              1,300                30,420
Maguire Properties, Inc., (REIT)                                                          9,300               278,535
Nationwide Health Properties, Inc., (REIT)                                               35,800               897,864
Newcastle Investment Corp., (REIT)                                                       18,200               562,380
OMEGA Healthcare Investors, Inc., (REIT)                                                  9,200               128,340
Parkway Properties, Inc., (REIT)                                                         11,300               605,115
Pennsylvania Real Estate Investment Trust, (REIT)                                         5,800               283,678
Prentiss Properties Trust, (REIT)                                                        21,100               853,917
Senior Housing Properties Trust, (REIT)                                                  32,000               631,040
Sun Communities, Inc., (REIT)                                                            11,200               390,320
Taubman Centers, Inc., (REIT)                                                            12,300               437,142
Town & Country Trust, (REIT)                                                              8,800               255,552
Trustreet Properties, Inc., (REIT)                                                        1,600                28,064
Urstadt Biddle Properties, "A", (REIT)                                                    1,100                20,570
Washington Real Estate Investment Trust, (REIT)                                          22,500               723,375
                                                                                                         ------------
                                                                                                           15,250,012

Health Care 9.3%
Biotechnology 1.8%
Albany Molecular Research, Inc.*                                                         69,600             1,080,192
Amgen, Inc.*                                                                             46,700             3,724,325
Cambrex Corp.                                                                            51,100             1,005,137
Eyetech Pharmaceuticals, Inc.*                                                           35,500               403,635
Genentech, Inc.*                                                                        233,100            20,822,823
Genitope Corp.*                                                                          54,100               430,095
Gilead Sciences, Inc.*                                                                  209,300             9,378,733
Medarex, Inc.*                                                                           17,000               165,750
Serologicals Corp.*                                                                      48,600             1,117,800
ZymoGenetics, Inc.*                                                                      35,000               620,550
                                                                                                         ------------
                                                                                                           38,749,040

Health Care Equipment & Supplies 2.2%
Alliance Imaging, Inc.*                                                                  61,000               625,860
American Medical Systems Holdings, Inc.*                                                 58,900             1,369,425
Baxter International, Inc.                                                              441,900            17,353,413
Boston Scientific Corp.*                                                                145,600             4,215,120
C.R. Bard, Inc.                                                                          58,400             3,900,536
Computer Programs & Systems, Inc.                                                        31,200             1,185,600
DJ Orthopedics, Inc.*                                                                    10,900               267,377
Haemonetics Corp.*                                                                       32,200             1,359,806
Hologic, Inc.*                                                                           14,900               679,291
Integra LifeSciences Holdings Corp.*                                                     11,200               340,480
Medtronic, Inc.                                                                         146,600             7,907,604
West Pharmaceutical Services, Inc.                                                       11,100               305,361
Zimmer Holdings, Inc.*                                                                  119,900             9,874,964
                                                                                                         ------------
                                                                                                           49,384,837

Health Care Providers & Services 1.3%
Centene Corp.*                                                                           38,200             1,119,260
Chemed Corp.                                                                             35,200             1,513,600
Genesis HealthCare Corp.*                                                                 6,500               292,305
Kindred Healthcare, Inc.*                                                                28,600             1,050,764
LabOne, Inc.*                                                                             5,300               199,439
LCA-Vision, Inc.                                                                         11,400               522,120
Lifeline Systems, Inc.*                                                                   8,000               274,400
MedCath Corp.*                                                                           33,100               900,651
Merge Technologies, Inc.*                                                                33,600               657,888
Owens & Minor, Inc.                                                                       6,800               201,552
Per-Se Technologies, Inc.*                                                               51,400             1,185,798
RehabCare Group, Inc.*                                                                   20,100               468,330
Res-Care, Inc.*                                                                          46,800               694,044
United Surgical Partners International, Inc.*                                            36,400             1,310,764
UnitedHealth Group, Inc.                                                                311,500            16,291,450
WellCare Health Plans, Inc.*                                                             29,000             1,111,280
                                                                                                         ------------
                                                                                                           27,793,645

Pharmaceuticals 4.0%
Abbott Laboratories                                                                     374,600            17,467,598
Alpharma, Inc., "A"                                                                      55,400               777,816
Andrx Corp.*                                                                             44,500               825,475
Bristol-Myers Squibb Co.                                                                348,800             8,713,024
Connetics Corp.*                                                                         56,000             1,047,760
Durect Corp.*                                                                            45,900               275,859
Eli Lilly & Co.                                                                          68,800             3,874,816
Encysive Pharmaceuticals, Inc.*                                                          55,700               707,947
Enzon Pharmaceuticals, Inc.*                                                            118,300               932,204
First Horizon Pharmaceutical Corp.*                                                      29,800               634,144
Impax Laboratories, Inc.*                                                                47,500               755,250
Johnson & Johnson                                                                       406,516            26,000,763
K-V Pharmaceutical Co., "A"*                                                             47,400               754,134
Perrigo Co.                                                                              16,800               233,520
Pfizer, Inc.                                                                            500,075            13,251,988
Pharmion Corp.*                                                                          11,700               288,288
United Therapeutics Corp.*                                                                5,900               314,765
Wyeth                                                                                   224,400            10,266,300
                                                                                                         ------------
                                                                                                           87,121,651

Industrials 6.1%
Aerospace & Defense 1.4%
AAR Corp.*                                                                               26,200               470,814
Ceradyne, Inc.*                                                                           6,500               207,155
DRS Technologies, Inc.                                                                   27,100             1,409,200
HEICO Corp.                                                                              12,300               305,040
Hexcel Corp.*                                                                            20,700               357,696
Honeywell International, Inc.                                                           310,700            12,204,296
L-3 Communications Holdings, Inc.                                                        17,700             1,384,671
Moog, Inc., "A"*                                                                         26,700               842,919
Teledyne Technologies, Inc.*                                                             41,600             1,578,720
Triumph Group, Inc.*                                                                      6,700               270,345
United Technologies Corp.                                                               224,500            11,382,150
                                                                                                         ------------
                                                                                                           30,413,006

Air Freight & Logistics 0.3%
FedEx Corp.                                                                              74,500             6,264,705
                                                                                                         ------------
Airlines 0.0%
ExpressJet Holdings, Inc.*                                                                8,100                83,835
Pinnacle Airlines Corp.*                                                                 62,900               648,499
                                                                                                         ------------
                                                                                                              732,334

Building Products 0.0%
Apogee Enterprises, Inc.                                                                 10,200               161,262
Eagle Materials, Inc.                                                                     5,200               534,040
                                                                                                         ------------
                                                                                                              695,302

Commercial Services & Supplies 1.3%
Administaff, Inc.                                                                        25,200               645,120
aQuantive, Inc.*                                                                          8,300               156,538
Avery Dennison Corp.                                                                    122,500             6,942,075
Brady Corp., "A"                                                                         29,400             1,005,480
Clean Harbors, Inc.*                                                                     21,200               516,432
Consolidated Graphics, Inc.*                                                             24,000             1,022,400
DiamondCluster International, Inc.*                                                      56,900               540,550
Electro Rent Corp.*                                                                      18,500               262,885
Euronet Worldwide, Inc.*                                                                 14,300               420,634
infoUSA, Inc.                                                                            32,600               383,702
John H. Harland Co.                                                                      25,900             1,000,517
Korn/Ferry International*                                                                73,000             1,452,700
Labor Ready, Inc.*                                                                       45,000             1,066,950
Nu Skin Enterprises, Inc., "A"                                                           51,700             1,221,154
NuCo2, Inc.*                                                                             46,100             1,203,210
Pitney Bowes, Inc.                                                                      163,600             7,293,288
TeleTech Holdings, Inc.*                                                                111,400               907,910
Ventiv Health, Inc.*                                                                     40,400               888,800
Waste Connections, Inc.*                                                                 12,400               446,400
                                                                                                         ------------
                                                                                                           27,376,745

Construction & Engineering 0.1%
Dycom Industries, Inc.*                                                                  29,800               727,120
EMCOR Group, Inc.*                                                                        7,100               365,650
Perini Corp.*                                                                            27,500               484,275
Quanta Services, Inc.*                                                                   89,200               938,384
Shaw Group, Inc.*                                                                         7,700               147,224
                                                                                                         ------------
                                                                                                            2,662,653

Electrical Equipment 0.4%
Emerson Electric Co.                                                                    133,300             8,771,140
Franklin Electric Co., Inc.                                                              18,000               783,180
                                                                                                         ------------
                                                                                                            9,554,320

Industrial Conglomerates 1.8%
3M Co.                                                                                   58,900             4,417,500
Blount International, Inc.*                                                              77,100             1,355,418
ESCO Technologies, Inc.*                                                                  1,300               142,506
General Electric Co.                                                                    795,500            27,444,750
Textron, Inc.                                                                            73,800             5,473,746
                                                                                                         ------------
                                                                                                           38,833,920

Machinery 0.5%
Caterpillar, Inc.                                                                        85,800             4,625,478
Dover Corp.                                                                              47,100             1,943,346
JLG Industries, Inc.                                                                     18,200               570,388
Kennametal, Inc.                                                                         39,500             1,877,435
Mueller Industries, Inc.                                                                 14,400               421,632
NACCO Industries, Inc., "A"                                                               2,400               277,440
Sauer-Danfoss, Inc.                                                                       2,800                55,104
Stewart & Stevenson Services, Inc.                                                       47,500             1,099,625
                                                                                                         ------------
                                                                                                           10,870,448

Road & Rail 0.2%
Arkansas Best Corp.                                                                      18,200               624,260
Knight Transportation, Inc.                                                              58,100             1,374,065
Marten Transport Ltd.*                                                                    5,000               125,075
Old Dominion Freight Line, Inc.*                                                         47,200             1,563,264
                                                                                                         ------------
                                                                                                            3,686,664

Trading Companies & Distributors 0.1%
Applied Industrial Technologies, Inc.                                                    10,800               385,884
United Rentals, Inc.*                                                                    49,400               918,840
WESCO International, Inc.*                                                               31,000             1,055,860
                                                                                                         ------------
                                                                                                            2,360,584

Information Technology 13.2%
Communications Equipment 2.0%
Arris Group, Inc.*                                                                       83,600               922,944
Avocent Corp.*                                                                           24,400               850,584
Cisco Systems, Inc.*                                                                    872,300            16,704,545
Comtech Telecommunications Corp.*                                                        26,800               947,380
InterDigital Communications Corp.*                                                       49,700               892,115
NETGEAR, Inc.*                                                                           38,800               803,548
Nokia Oyj, (ADR)                                                                        749,000            11,946,550
QUALCOMM, Inc.                                                                          237,400             9,374,926
Symmetricom, Inc.*                                                                       89,800               939,308
                                                                                                         ------------
                                                                                                           43,381,900

Computers & Peripherals 2.4%
Apple Computer, Inc.*                                                                    67,500             2,878,875
Dell, Inc.*                                                                             179,700             7,272,459
EMC Corp.*                                                                              687,200             9,407,768
Hewlett-Packard Co.                                                                     469,100            11,549,242
International Business Machines Corp.                                                   234,800            19,596,408
Maxtor Corp.*                                                                           144,400               851,960
Mobility Electronics, Inc.*                                                              48,300               560,280
                                                                                                         ------------
                                                                                                           52,116,992

Electronic Equipment & Instruments 0.2%
Agilysys, Inc.                                                                           56,700             1,096,578
American Science & Engineering, Inc.*                                                    17,200               662,028
Bell Microproducts, Inc.*                                                                43,800               455,958
Itron, Inc.*                                                                             23,700             1,148,265
LeCroy Corp.*                                                                            51,800               756,798
MTS Systems Corp.                                                                         5,000               198,250
Paxar Corp.*                                                                             22,800               443,688
TiVo, Inc.*                                                                              31,800               198,750
                                                                                                         ------------
                                                                                                            4,960,315

Internet Software & Services 0.5%
Digital Insight Corp.*                                                                    5,700               139,650
Digital River, Inc.*                                                                     21,000               839,475
EarthLink, Inc.*                                                                         75,300               717,609
Google, Inc., "A"*                                                                        3,700             1,064,712
InfoSpace, Inc.*                                                                         20,000               482,800
j2 Global Communications, Inc.*                                                           5,100               204,561
Redback Networks, Inc.*                                                                  52,300               433,567
ValueClick, Inc.*                                                                        41,800               536,712
WebEx Communications, Inc.*                                                              21,700               619,969
Websense, Inc.*                                                                           7,300               363,832
Yahoo!, Inc.*                                                                           161,600             5,387,744
                                                                                                         ------------
                                                                                                           10,790,631

IT Consulting & Services 1.6%
Accenture Ltd., "A"*                                                                    194,300             4,865,272
Automatic Data Processing, Inc.                                                         243,700            10,822,717
Covansys Corp.*                                                                          44,400               656,676
CSG Systems International, Inc.*                                                         54,400             1,014,560
First Data Corp.                                                                        169,800             6,985,572
Fiserv, Inc.*                                                                           179,200             7,951,104
Paychex, Inc.                                                                            73,600             2,569,376
TALX Corp.                                                                                9,000               332,100
                                                                                                         ------------
                                                                                                           35,197,377

Semiconductors & Semiconductor Equipment 3.8%
ADE Corp.*                                                                               27,400               674,040
Advanced Energy Industries, Inc.*                                                         8,900                85,440
AMIS Holdings, Inc.*                                                                     38,600               492,536
Applied Materials, Inc.                                                                 586,200            10,821,252
Axcelis Technologies, Inc.*                                                             105,100               726,241
Broadcom Corp., "A"*                                                                    159,700             6,830,369
Brooks Automation, Inc.*                                                                 39,300               652,380
Cypress Semiconductor Corp.*                                                             69,000               990,840
Diodes, Inc.*                                                                            25,900             1,000,517
Emulex Corp.*                                                                            50,300               955,197
Integrated Device Technology, Inc.*                                                      84,900               981,444
Intel Corp.                                                                           1,085,500            29,460,470
IXYS Corp.*                                                                              65,700               769,347
Linear Technology Corp.                                                                 160,700             6,244,802
Micrel, Inc.*                                                                            62,000               749,580
OmniVision Technologies, Inc.*                                                           48,500               685,305
Photronics, Inc.*                                                                        34,500               925,980
RF Micro Devices, Inc.*                                                                  98,900               602,301
Silicon Image, Inc.*                                                                     65,500               774,210
Texas Instruments, Inc.                                                                 613,300            19,478,408
                                                                                                         ------------
                                                                                                           83,900,659

Software 2.7%
Adobe Systems, Inc.                                                                     124,700             3,696,108
Altiris, Inc.*                                                                           19,700               297,667
Ansoft Corp.*                                                                            34,100               868,186
Blackbaud, Inc.                                                                          24,200               346,060
Electronic Arts, Inc.*                                                                  110,700             6,376,320
FileNET Corp.*                                                                           40,300             1,139,281
Informatica Corp.*                                                                       23,100               244,167
Internet Security Systems, Inc.*                                                         25,000               569,250
Interwoven, Inc.*                                                                        57,100               452,232
Intuit, Inc.*                                                                            56,900             2,731,200
Microsoft Corp.                                                                       1,237,700            31,697,497
MicroStrategy, Inc., "A"*                                                                    24                 1,852
Oracle Corp.*                                                                           339,300             4,607,694
Packeteer, Inc.*                                                                         46,400               561,904
Parametric Technology Corp.*                                                            156,200             1,077,780
SS&C Technologies, Inc.                                                                  14,600               531,732
Symantec Corp.*                                                                          79,600             1,748,812
Wind River Systems, Inc.*                                                                44,700               763,923
Witness Systems, Inc.*                                                                   26,000               507,260
                                                                                                         ------------
                                                                                                           58,218,925

Materials 1.1%
Chemicals 0.4%
Compass Minerals International, Inc.                                                     51,900             1,320,855
Ecolab, Inc.                                                                            134,900             4,529,942
Octel Corp.                                                                               6,000               103,080
PPG Industries, Inc.                                                                     21,100             1,372,133
Symyx Technologies, Inc.*                                                                13,000               390,650
Terra Industries, Inc.*                                                                 117,000               982,800
W.R. Grace & Co.*                                                                        86,700               724,812
                                                                                                         ------------
                                                                                                            9,424,272

Containers & Packaging 0.4%
Greif, Inc., "A"                                                                         10,900               686,700
Longview Fibre Co.                                                                       32,100               718,398
Silgan Holdings, Inc.                                                                    22,400             1,286,432
Sonoco Products Co.                                                                     183,600             5,104,080
                                                                                                         ------------
                                                                                                            7,795,610

Metals & Mining 0.2%
Carpenter Technology Corp.                                                               19,500             1,221,480
NS Group, Inc.*                                                                          27,300             1,158,885
Oxford Automotive, Inc.*                                                                243,909                75,612
Quanex Corp.                                                                             26,350             1,607,350
Stillwater Mining Co.*                                                                   99,000               807,840
                                                                                                         ------------
                                                                                                            4,871,167

Paper & Forest Products 0.1%
Buckeye Technologies, Inc.*                                                              25,900               249,935
Deltic Timber Corp.                                                                      21,400               914,636
                                                                                                         ------------
                                                                                                            1,164,571

Telecommunication Services 0.9%
Diversified Telecommunication Services 0.8%
Alaska Communications Systems Group, Inc.                                                20,200               199,374
CT Communications, Inc.                                                                  46,900               643,468
General Communication, Inc., "A"*                                                        95,400               980,712
Golden Telecom, Inc.                                                                      2,700                80,487
North Pittsburgh Systems, Inc.                                                           17,900               375,184
Premiere Global Services, Inc.*                                                          91,200               932,064
SBC Communications, Inc.                                                                257,200             6,288,540
TALK America Holdings, Inc.*                                                             73,400               641,516
Verizon Communications, Inc.                                                            226,600             7,756,518
                                                                                                         ------------
                                                                                                           17,897,863

Wireless Telecommunication Services 0.1%
Centennial Communications Corp.*                                                         38,000               533,900
UbiquiTel, Inc.*                                                                         64,300               587,702
US Unwired, Inc.*                                                                        91,700               570,374
                                                                                                         ------------
                                                                                                            1,691,976

Utilities 0.5%
Electric Utilities 0.4%
ALLETE, Inc.                                                                             16,200               782,784
Progress Energy, Inc.                                                                   163,600             7,298,196
                                                                                                         ------------
                                                                                                            8,080,980

Gas Utilities 0.1%
New Jersey Resources Corp.                                                                4,500               212,670
Northwest Natural Gas Co.                                                                11,400               439,926
South Jersey Industries, Inc.                                                            13,200               387,684
WGL Holdings, Inc.                                                                       19,800               682,110
                                                                                                         ------------
                                                                                                            1,722,390

Independent Power Producers & Energy Traders 0.0%
Black Hills Corp.                                                                        23,600               941,168
                                                                                                         ------------

Total Common Stocks (Cost $1,050,099,075)                                                               1,327,256,628
                                                                                                         ------------
Warrants 0.0%
Industrials 0.0%
TravelCenters of America, Inc.*                                                             181                    22

Information Technology 0.0%
MircoStrategy, Inc.*                                                                        106                    30

Materials 0.0%
Dayton Superior Corp., 144A*                                                                 15                     0

                                                                                                         ------------
Total Warrants (Cost $754)                                                                                         52

Preferred Stocks 0.0%
Consumer Discretionary 0.0%
Paxson Communications Corp., 14.25% (PIK)
(Cost $619,633)                                                                              82               544,640
                                                                                                         ------------

                                                                                      Principal
                                                                                      Amount ($)(f)        Value ($)
                                                                                      -------------        ---------

Convertible Bond 0.0%
Consumer Discretionary
HIH Capital Ltd., 144A, Series DOM, 7.5%, 9/25/2006
(Cost $204,307)                                                                         205,000               202,950
                                                                                                         ------------

Corporate Bonds 10.7%
Consumer Discretionary 2.0%
155 East Tropicana LLC/Finance, 144A, 8.75%, 4/1/2012                                   425,000               418,625
Adesa, Inc., 7.625%, 6/15/2012                                                          155,000               158,100
AMC Entertainment, Inc., 8.0%, 3/1/2014                                                 765,000               703,800
Auburn Hills Trust, 12.375%, 5/1/2020                                                   322,000               490,229
AutoNation, Inc., 9.0%, 8/1/2008                                                        330,000               363,825
Aztar Corp., 7.875%, 6/15/2014                                                          800,000               852,000
Bally Total Fitness Holdings Corp., 10.5%, 7/15/2011 (c)                                210,000               213,150
Cablevision Systems New York Group, Series B, 7.89%**, 4/1/2009                         265,000               273,281
Caesars Entertainment, Inc.:
8.875%, 9/15/2008                                                                       300,000               333,750
9.375%, 2/15/2007                                                                       170,000               180,625
Charter Communications Holdings LLC:
Step-up Coupon, 0% to 5/15/2006, 11.75% to 5/15/2011                                    255,000               183,600
9.625%, 11/15/2009                                                                      940,000               752,000
10.25%, 9/15/2010                                                                     1,459,000             1,506,417
Comcast MO of Delaware, Inc., 9.0%, 9/1/2008                                          2,404,000             2,691,816
Cooper-Standard Automotive, Inc., 8.375%, 12/15/2014                                    570,000               501,600
CSC Holdings, Inc.:
7.25%, 7/15/2008                                                                        190,000               192,375
7.875%, 12/15/2007                                                                      805,000               832,169
DaimlerChrysler NA Holding Corp., 4.75%, 1/15/2008                                    1,320,000             1,317,532
Dex Media East LLC/Financial, 12.125%, 11/15/2012                                     2,011,000             2,398,117
Dura Operating Corp.:
Series B, 8.625%, 4/15/2012 (c)                                                         265,000               251,750
Series B, 9.0%, 5/1/2009                                                    EUR         100,000                96,996
EchoStar DBS Corp., 6.625%, 10/1/2014                                                   155,000               153,838
Foot Locker, Inc., 8.5%, 1/15/2022                                                      405,000               448,538
Ford Motor Co., 7.45%, 7/16/2031                                                        215,000               182,289
General Motors Corp., 8.25%, 7/15/2023                                                   30,000                26,850
Gregg Appliances, Inc., 144A, 9.0%, 2/1/2013                                            230,000               222,525
Interep National Radio Sales, Inc., Series B, 10.0%, 7/1/2008                           495,000               372,488
ITT Corp., 7.375%, 11/15/2015                                                           370,000               410,700
Jacobs Entertainment, Inc.:
11.875%, 2/1/2009                                                                     1,075,000             1,161,000
144A, 11.875%, 2/1/2009                                                                 280,000               302,400
Levi Strauss & Co.:
8.254%**, 4/1/2012                                                                      285,000               285,000
12.25%, 12/15/2012                                                                      165,000               185,212
Liberty Media Corp.:
7.875%, 7/15/2009                                                                        25,000                26,557
8.5%, 7/15/2029                                                                          25,000                25,504
Mandalay Resort Group:
6.5%, 7/31/2009                                                                         387,000               394,740
Series B, 10.25%, 8/1/2007                                                               85,000                92,862
Mediacom LLC, 9.5%, 1/15/2013                                                           295,000               301,638
MGM MIRAGE:
6.0%, 10/1/2009                                                                         755,000               756,888
8.375%, 2/1/2011 (c)                                                                  1,025,000             1,123,656
9.75%, 6/1/2007                                                                         420,000               453,075
MTR Gaming Group, Inc., Series B, 9.75%, 4/1/2010                                       225,000               244,406
NCL Corp., 144A, 11.625%, 7/15/2014                                                     475,000               505,875
Norcraft Holdings/Capital, Step-up Coupon,
0% to 9/1/2008, 9.75% to 9/1/2012                                                       835,000               592,850
Paxson Communications Corp.:
Step-up Coupon, 0% to 1/15/2006, 12.25% to 1/15/2009                                    228,000               216,600
10.75%, 7/15/2008 (c)                                                                   260,000               257,400
Petro Stopping Centers, 9.0%, 2/15/2012                                                 725,000               735,875
Pinnacle Entertainment, Inc., 8.75%, 10/1/2013                                          480,000               517,200
Premier Entertainment Biloxi LLC/Finance, 10.75%, 2/1/2012                              545,000               549,769
PRIMEDIA, Inc.:
8.643%**, 5/15/2010                                                                     830,000               875,650
8.875%, 5/15/2011                                                                       710,000               748,162
Renaissance Media Group LLC, 10.0%, 4/15/2008                                           430,000               428,388
Resorts International Hotel & Casino, Inc., 11.5%, 3/15/2009                            860,000               970,725
Restaurant Co., 11.25%, 5/15/2008                                                       767,268               781,654
Schuler Homes, Inc., 10.5%, 7/15/2011                                                   890,000               976,775
Simmons Bedding Co.:
144A, Step-up Coupon, 0% to 12/15/2009, 10.0% to 2/15/2014                              930,000               488,250
7.875%, 1/15/2014                                                                       180,000               168,750
Sinclair Broadcast Group, Inc., 8.75%, 12/15/2011                                     1,940,000             2,056,400
Sonic Automotive, Inc., Series B, 8.625%, 8/15/2013                                     175,000               180,250
TCI Communications, Inc., 8.75%, 8/1/2015                                             1,283,000             1,613,897
Tele-Communications, Inc., 10.125%, 4/15/2022                                           540,000               775,018
Toys "R" Us, Inc., 7.375%, 10/15/2018                                                   460,000               371,450
Trump Entertainment Resorts, Inc., 8.5%, 6/1/2015                                     1,285,000             1,304,275
TRW Automotive, Inc., 11.0%, 2/15/2013                                                1,180,000             1,368,800
United Auto Group, Inc., 9.625%, 3/15/2012                                              720,000               775,800
Wheeling Island Gaming, Inc., 10.125%, 12/15/2009                                       245,000               259,700
Williams Scotsman, Inc., 9.875%, 6/1/2007                                             1,205,000             1,180,900
Wynn Las Vegas LLC, 6.625%, 12/1/2014                                                   310,000               301,863
XM Satellite Radio, Inc.:
Step-up Coupon, 0% to 12/31/2005, 14.0% to 12/31/2009                                   855,000               884,925
12.0%, 6/15/2010                                                                         40,000                45,550
Young Broadcasting, Inc.:
8.75%, 1/15/2014 (c)                                                                    865,000               756,875
10.0%, 3/1/2011                                                                         185,000               174,825
                                                                                                         ------------
                                                                                                           42,746,374

Consumer Staples 0.2%
Agrilink Foods, Inc., 11.875%, 11/1/2008                                                 66,000                67,980
Alliance One International, Inc.:
144A, 11.0%, 5/15/2012                                                                  345,000               356,212
144A, 12.75%, 11/15/2012                                                                245,000               232,750
Del Laboratories, Inc., 8.0%, 2/1/2012                                                  305,000               247,050
Duane Reade, Inc., 9.75%, 8/1/2011                                                      265,000               206,700
GNC Corp.:
8.5%, 12/1/2010                                                                         215,000               178,450
8.625%, 1/15/2011                                                                        60,000                57,000
North Atlantic Trading Co., 9.25%, 3/1/2012                                           1,195,000               908,200
Pinnacle Foods Holding Corp., 8.25%, 12/1/2013                                          110,000               100,100
Swift & Co.:
10.125%, 10/1/2009                                                                      590,000               641,625
12.5%, 1/1/2010                                                                         140,000               156,450
Viskase Co., Inc., 11.5%, 6/15/2011                                                     550,000               594,000
                                                                                                         ------------
                                                                                                            3,746,517

Energy 0.8%
Belden & Blake Corp., 8.75%, 7/15/2012                                                  646,000               676,685
Chesapeake Energy Corp., 6.875%, 1/15/2016                                               95,000                98,563
CITGO Petroleum Corp., 6.0%, 10/15/2011                                                 675,000               678,375
Dynegy Holdings, Inc.:
6.875%, 4/1/2011                                                                        210,000               210,525
7.125%, 5/15/2018                                                                       340,000               329,800
7.625%, 10/15/2026                                                                      220,000               214,500
8.75%, 2/15/2012                                                                        100,000               110,000
144A, 9.875%, 7/15/2010                                                                 775,000               856,375
El Paso Production Holding Corp., 7.75%, 6/1/2013                                       425,000               451,031
Energy Transfer Partners L.P.:
144A, 5.65%, 8/1/2012                                                                   835,000               834,945
5.95%, 2/1/2015                                                                         650,000               653,741
Enterprise Products Operating LP, 7.5%, 2/1/2011                                      3,059,000             3,388,408
Key Energy Services, Inc., 6.375%, 5/1/2013                                             190,000               190,475
Newpark Resources, Inc., Series B, 8.625%, 12/15/2007                                   834,000               832,958
NGC Corp. Capital Trust I, Series B, 8.316%, 6/1/2027                                   690,000               621,000
Sonat, Inc., 7.0%, 2/1/2018                                                             285,000               275,025
Southern Natural Gas, 8.875%, 3/15/2010                                                 610,000               665,622
Stone Energy Corp.:
6.75%, 12/15/2014                                                                       275,000               272,250
8.25%, 12/15/2011                                                                       850,000               898,875
Tri-State Generation & Transmission Association,
144A, 6.04%, 1/31/2018                                                                4,000,000             4,151,920
Whiting Petroleum Corp., 7.25%, 5/1/2013                                                 70,000                70,700
Williams Companies, Inc.:
8.125%, 3/15/2012                                                                     1,070,000             1,230,500
8.75%, 3/15/2032                                                                        355,000               439,313
                                                                                                         ------------
                                                                                                           18,151,586

Financials 2.5%
21st Century Insurance Group, 5.9%, 12/15/2013                                        1,115,000             1,141,573
AAC Group Holding Corp., 144A, Step-up Coupon,
0% to 10/1/2008, 10.25% to 10/1/2012                                                    115,000                83,088
Affinia Group, Inc., 144A, 9.0%, 11/30/2014                                             835,000               668,000
Alamosa Delaware, Inc.:
8.5%, 1/31/2012                                                                          90,000                97,424
12.0%, 7/31/2009                                                                        360,000               401,850
Alliance Mortgage Cycloan A, 12.25%, 6/1/2010                                           250,000               250,000
Allstate Corp., 5.55%, 5/9/2035                                                       1,796,000             1,794,971
American General Finance Corp., Series H, 4.0%, 3/15/2011                             5,100,000             4,832,908
American General Institutional Capital, 144A, 8.125%, 3/15/2046                         635,000               838,960
AmeriCredit Corp., 9.25%, 5/1/2009                                                    1,415,000             1,499,900
BF Saul Real Estate Investment Trust, (REIT), 7.5%, 3/1/2014                            280,000               289,800
Dow Jones CDX, Series 4-T1, 144A, 8.25%, 6/29/2010                                       15,300                15,434
Downey Financial Corp., 6.5%, 7/1/2014                                                  780,000               809,670
Duke Capital LLC, 4.302%, 5/18/2006                                                   3,667,000             3,664,580
E*TRADE Financial Corp., 8.0%, 6/15/2011                                                540,000               573,750
Farmers Insurance Exchange, 144A, 8.625%, 5/1/2024                                    1,785,000             2,164,953
FINOVA Group, Inc., 7.5%, 11/15/2009                                                  1,118,131               511,545
Ford Motor Credit Co.:
5.8%, 1/12/2009                                                                         740,000               711,949
6.875%, 2/1/2006                                                                      5,689,000             5,745,446
7.25%, 10/25/2011                                                                     2,365,000             2,327,666
7.375%, 10/28/2009                                                                      155,000               154,655
General Motors Acceptance Corp.:
4.13%**, 3/20/2007                                                                      740,000               727,917
6.125%, 8/28/2007                                                                       290,000               289,495
6.75%, 1/15/2006                                                                      4,131,000             4,163,486
6.75%, 12/1/2014                                                                        540,000               508,617
6.875%, 9/15/2011                                                                       435,000               419,826
7.75%, 1/19/2010                                                                         85,000                87,435
8.0%, 11/1/2031                                                                       3,785,000             3,671,458
H&E Equipment/Finance, 11.125%, 6/15/2012                                               680,000               751,400
HSBC Finance Corp.:
4.125%, 12/15/2008                                                                      435,000               427,686
5.0%, 6/30/2015                                                                       3,550,000             3,515,398
JPMorgan Chase Capital XV, 5.875%, 3/15/2035                                          2,149,000             2,149,135
North Front Pass-Through Trust, 144A, 5.81%, 12/15/2024                               1,255,000             1,275,372
PLC Trust, Series 2003-1, 144A, 2.709%, 3/31/2006                                       980,139               976,278
Poster Financial Group, Inc., 8.75%, 12/1/2011                                          585,000               596,700
PXRE Capital Trust I, 8.85%, 2/1/2027                                                   505,000               523,646
Qwest Capital Funding, Inc., 6.5%, 11/15/2018                                           111,000                91,575
R.H. Donnelly Finance Corp., 10.875%, 12/15/2012                                        465,000               539,400
Radnor Holdings Corp., 11.0%, 3/15/2010 (c)                                             880,000               589,600
Rafaella Apparel Group, Inc., 144A, 11.25%, 6/15/2011                                   235,000               232,650
RC Royalty Subordinated LLC, 7.0%, 1/1/2018                                             290,000               250,850
Simon Property Group L.P., (REIT), 144A, 4.6%, 6/15/2010                                205,000               201,741
SLM Corp., Series A, 3.833%**, 7/27/2009                                              1,749,000             1,748,362
TIG Capital Holdings Trust, 144A, 8.597%, 1/15/2027                                     599,000               500,165
Triad Acquisition, 144A, 11.125%, 5/1/2013                                              315,000               324,450
UGS Corp., 10.0%, 6/1/2012                                                              665,000               738,150
Universal City Development, 11.75%, 4/1/2010                                            975,000             1,120,031
                                                                                                         ------------
                                                                                                           54,998,945

Health Care 0.1%
Cinacalcet Royalty Subordinated LLC, 8.0%, 3/30/2017                                    190,000               197,600
Eszopiclone Pharma Secured 12, 12.0%, 3/15/2014                                         260,000               260,000
HEALTHSOUTH Corp., 10.75%, 10/1/2008                                                    745,000               774,800
InSight Health Services Corp., Series B, 9.875%, 11/1/2011                              385,000               333,988
Tenet Healthcare Corp., 144A, 9.25%, 2/1/2015                                         1,355,000             1,395,650
                                                                                                         ------------
                                                                                                            2,962,038

Industrials 1.4%
Aavid Thermal Technologies, Inc., 12.75%, 2/1/2007                                    1,111,000             1,174,883
Allied Security Escrow Corp., 11.375%, 7/15/2011                                        695,000               688,050
Allied Waste North America, Inc.:
Series B, 5.75%, 2/15/2011                                                              955,000               900,087
Series B, 9.25%, 9/1/2012                                                               723,000               788,974
American Color Graphics, 10.0%, 6/15/2010                                               575,000               408,250
Avondale Mills, Inc., 10.504%**, 7/1/2012                                               580,000               568,400
BAE System 2001 Asset Trust, "B", Series 2001,
144A, 7.156%, 12/15/2011                                                              1,759,758             1,862,200
Bear Creek Corp., 144A, 8.33%**, 3/1/2012                                               300,000               297,000
Beazer Homes USA, Inc.:
8.375%, 4/15/2012                                                                       485,000               520,769
8.625%, 5/15/2011                                                                       315,000               335,475
Browning-Ferris Industries:
7.4%, 9/15/2035                                                                         895,000               774,175
9.25%, 5/1/2021                                                                          80,000                81,000
Cenveo Corp., 7.875%, 12/1/2013                                                         515,000               497,619
Collins & Aikman Floor Cover, Series B, 9.75%, 2/15/2010                                850,000               886,125
Columbus McKinnon Corp., 10.0%, 8/1/2010                                                415,000               454,425
Compression Polymers Corp.:
144A, 10.46%**, 7/1/2012                                                                195,000               195,975
144A, 10.5%, 7/1/2013                                                                   410,000               414,100
Congoleum Corp., 8.625%, 8/1/2008                                                       442,000               446,420
Cornell Companies, Inc., 10.75%, 7/1/2012                                               450,000               466,875
D.R. Horton, Inc., 5.375%, 6/15/2012                                                  4,490,000             4,453,644
Dana Corp., 7.0%, 3/1/2029                                                              560,000               494,320
Erico International Corp., 8.875%, 3/1/2012                                             145,000               150,800
Goodman Global Holding Co., Inc., 144A, 7.875%, 12/15/2012                              305,000               292,800
ISP Chemco, Inc., Series B, 10.25%, 7/1/2011                                          1,155,000             1,256,063
K. Hovnanian Enterprises, Inc.:
6.25%, 1/15/2015 (c)                                                                  1,690,000             1,690,000
8.875%, 4/1/2012                                                                        595,000               647,062
Kansas City Southern:
7.5%, 6/15/2009                                                                         225,000               231,750
9.5%, 10/1/2008                                                                       1,220,000             1,326,750
Kinetek, Inc., Series D, 10.75%, 11/15/2006                                             805,000               744,625
Metaldyne Corp., 144A, 10.0%, 11/1/2013 (c)                                             640,000               563,200
Millennium America, Inc., 9.25%, 6/15/2008                                            1,205,000             1,313,450
NTK Holdings, Inc., 144A, Step-up Coupon,
0% to 9/1/2009, 10.75% to 3/1/2014                                                      320,000               182,400
Rainbow National Services LLC, 144A, 10.375%, 9/1/2014                                  525,000               601,125
Remington Arms Co., Inc., 10.5%, 2/1/2011                                               265,000               259,700
Sea Containers Ltd., Series B, 10.75%, 10/15/2006                                       100,000               101,125
Securus Technologies, Inc., 144A, 11.0%, 9/1/2011                                       380,000               327,750
Ship Finance International Ltd., 8.5%, 12/15/2013                                       905,000               866,538
Technical Olympic USA, Inc.:
7.5%, 3/15/2011                                                                         241,000               231,360
10.375%, 7/1/2012                                                                       905,000               963,825
The Brickman Group Ltd., Series B, 11.75%, 12/15/2009                                   415,000               473,100
United Rentals North America, Inc., 7.0%, 2/15/2014 (c)                                 770,000               725,725
Xerox Capital Trust I, 8.0%, 2/1/2027                                                   345,000               359,663
                                                                                                         ------------
                                                                                                           30,017,577

Information Technology 0.2%
Activant Solutions, Inc.:
144A, 9.504%**, 4/1/2010                                                                 65,000                66,950
10.5%, 6/15/2011                                                                        515,000               558,775
Eschelon Operating Co., 8.375%, 3/15/2010                                               280,000               257,600
L-3 Communications Corp., 144A, 6.375%, 10/15/2015                                      330,000               334,125
Lucent Technologies, Inc.:
6.45%, 3/15/2029 (c)                                                                  1,090,000               981,000
7.25%, 7/15/2006                                                                        230,000               235,462
Sanmina-SCI Corp.:
6.75%, 3/1/2013                                                                       1,115,000             1,073,187
10.375%, 1/15/2010                                                                      865,000               960,150
Solar Capital Corp., 144A, 10.25%, 8/15/2015                                            410,000               424,863
SunGard Data Systems, Inc.,
LIBOR, plus .450, 144A, 8.525%**, 8/15/2013                                              40,000                41,450
Viasystems, Inc., 10.5%, 1/15/2011                                                       75,000                73,500
                                                                                                         ------------
                                                                                                            5,007,062

Materials 1.3%
ARCO Chemical Co., 9.8%, 2/1/2020                                                     1,945,000             2,178,400
Associated Materials, Inc., Step-up Coupon,
0% to 3/1/2009, 11.25% to 3/1/2014                                                    1,245,000               790,575
Caraustar Industries, Inc., 9.875%, 4/1/2011                                          1,205,000             1,226,087
Constar International, Inc.:
144A, 6.643%**, 2/15/2012                                                               275,000               264,000
11.0%, 12/1/2012                                                                        105,000                84,525
Dayton Superior Corp.:
10.75%, 9/15/2008                                                                       395,000               410,800
13.0%, 6/15/2009 (c)                                                                    655,000               592,775
Edgen Acquisition Corp., 9.875%, 2/1/2011                                               220,000               217,800
GEO Specialty Chemicals, Inc., 144A, 12.004%, 12/31/2009                                647,000               650,235
Georgia-Pacific Corp.:
7.75%, 11/15/2029                                                                     1,425,000             1,594,219
8.0%, 1/15/2024                                                                         955,000             1,088,700
8.875%, 5/15/2031                                                                     1,893,000             2,366,250
9.375%, 2/1/2013                                                                        765,000               864,450
Hercules, Inc., 6.75%, 10/15/2029                                                       415,000               414,481
Huntsman Advanced Materials LLC, 11.0%, 7/15/2010                                       765,000               870,187
Huntsman LLC, 11.625%, 10/15/2010                                                     1,010,000             1,186,750
IMC Global, Inc.:
7.375%, 8/1/2018                                                                        155,000               157,713
10.875%, 8/1/2013                                                                       658,000               775,617
Intermet Corp., 9.75%, 6/15/2009 *                                                       85,000                38,250
International Steel Group, Inc., 6.5%, 4/15/2014                                        230,000               228,850
MMI Products, Inc., Series B, 11.25%, 4/15/2007                                         555,000               542,513
Neenah Foundry Co.:
144A, 11.0%, 9/30/2010                                                                1,475,000             1,637,250
144A, 13.0%, 9/30/2013                                                                  137,000               139,740
Newmont Mining Corp., 5.875%, 4/1/2035                                                1,660,000             1,668,690
NewPage Corp., 144A, 9.42%**, 5/1/2012                                                  435,000               439,350
Omnova Solutions, Inc., 11.25%, 6/1/2010                                                865,000               916,900
Oregon Steel Mills, Inc., 10.0%, 7/15/2009                                              340,000               368,900
Oxford Automotive, Inc., 144A, 12.0%, 10/15/2010 *                                      844,647               422,324
Pliant Corp., 144A, 11.625%, 6/15/2009 (PIK)                                                 10                    11
Portola Packaging, Inc., 8.25%, 2/1/2012                                                520,000               395,200
Rockwood Specialties Group, Inc.:
144A, 7.625%, 11/15/2014                                                    EUR         385,000               473,795
10.625%, 5/15/2011                                                                       85,000                94,138
Sheffield Steel Corp., 11.375%, 8/15/2011                                               385,000               388,850
TriMas Corp., 9.875%, 6/15/2012                                                       1,145,000               978,975
UAP Holding Corp., Step-up Coupon, 0% to 1/15/2008, 10.75% to 7/15/2012                 485,000               414,675
United States Steel Corp., 9.75%, 5/15/2010                                             814,000               895,400
Weyerhaeuser Co.:
7.125%, 7/15/2023                                                                       765,000               833,971
7.375%, 3/15/2032 (c)                                                                 1,160,000             1,359,138
                                                                                                         ------------
                                                                                                           27,970,484

Telecommunication Services 0.8%
AirGate PCS, Inc., 7.349%**, 10/15/2011                                                 200,000               208,000
American Cellular Corp., Series B, 10.0%, 8/1/2011                                      505,000               528,987
Anixter International, Inc., 5.95%, 3/1/2015                                            330,000               322,138
AT&T Corp.:
9.05%, 11/15/2011                                                                       586,000               668,772
9.75%, 11/15/2031                                                                       650,000               841,750
Bell Atlantic New Jersey, Inc., Series A, 5.875%, 1/17/2012                           2,585,000             2,691,931
Cincinnati Bell, Inc.:
7.25%, 7/15/2013                                                                        245,000               261,231
8.375%, 1/15/2014 (c)                                                                 1,395,000             1,436,850
Dobson Communications Corp., 8.875%, 10/1/2013                                          105,000               104,738
Insight Midwest LP, 9.75%, 10/1/2009                                                    145,000               150,256
LCI International, Inc., 7.25%, 6/15/2007                                               745,000               730,100
Level 3 Financing, Inc., 10.75%, 10/15/2011                                             155,000               129,425
MCI, Inc., 8.735%, 5/1/2014                                                           1,075,000             1,209,375
Nextel Communications, Inc., 7.375%, 8/1/2015                                         2,205,000             2,375,887
Nextel Partners, Inc., 8.125%, 7/1/2011                                                 470,000               512,888
Qwest Corp.:
144A, 6.671%**, 6/15/2013                                                               290,000               303,050
7.25%, 9/15/2025                                                                        575,000               537,625
Qwest Services Corp.:
13.5%, 12/15/2010                                                                     1,575,000             1,811,250
14.0%, 12/15/2014                                                                       215,000               260,150
Rural Cellular Corp., 9.875%, 2/1/2010                                                   20,000                21,300
SBA Telecom, Inc., Step-up Coupon, 0% to 12/15/2007, 9.75% to 12/15/2011                172,000               157,810
SBC Communications, Inc., 6.15%, 9/15/2034                                              869,000               923,668
Triton PCS, Inc., 8.5%, 6/1/2013                                                        130,000               119,600
Ubiquitel Operating Co., 9.875%, 3/1/2011                                               170,000               189,763
US Unwired, Inc., Series B, 10.0%, 6/15/2012                                            395,000               456,225
Western Wireless Corp., 9.25%, 7/15/2013                                                110,000               125,400
                                                                                                         ------------
                                                                                                           17,078,169

Utilities 1.4%
AES Corp., 144A, 8.75%, 5/15/2013                                                     1,065,000             1,179,488
Allegheny Energy Supply Co. LLC:
144A, 8.25%, 4/15/2012                                                                1,440,000             1,620,000
144A, 10.25%, 11/15/2007                                                                645,000               704,662
144A, 13.0%, 11/15/2007                                                                 200,000               218,500
Calpine Corp.:
7.625%, 4/15/2006                                                                       175,000               161,000
144A, 8.5%, 7/15/2010                                                                   841,000               647,570
CC Funding Trust I, 6.9%, 2/16/2007                                                     932,000               963,325
Centerior Energy Corp., Series B, 7.13%, 7/1/2007                                     1,985,000             2,075,766
CMS Energy Corp.:
8.5%, 4/15/2011                                                                         715,000               803,481
9.875%, 10/15/2007                                                                    1,150,000             1,262,125
Consumers Energy Co.:
Series F, 4.0%, 5/15/2010                                                             1,820,000             1,745,099
5.0%, 2/15/2012                                                                       1,040,000             1,039,006
DPL, Inc., 6.875%, 9/1/2011                                                             320,000               349,600
Mission Energy Holding Co., 13.5%, 7/15/2008                                          1,795,000             2,145,025
NorthWestern Corp., 144A, 5.875%, 11/1/2014                                             190,000               195,700
NRG Energy, Inc., 144A, 8.0%, 12/15/2013                                              1,235,000             1,321,450
Pedernales Electric Cooperative, Series 02-A, 144A, 6.202%, 11/15/2032                4,810,000             5,392,876
Progress Energy, Inc.:
6.75%, 3/1/2006                                                                       3,725,000             3,774,867
7.0%, 10/30/2031                                                                      1,445,000             1,650,557
PSE&G Energy Holdings LLC:
8.5%, 6/15/2011                                                                         540,000               589,950
10.0%, 10/1/2009                                                                      1,195,000             1,347,362
Tenaska Alabama Partners LP, 144A, 7.0%, 6/30/2021                                      125,000               129,688
TXU Corp., 144A, 4.8%, 11/15/2009                                                     1,085,000             1,063,313
                                                                                                         ------------
                                                                                                           30,380,410


Total Corporate Bonds (Cost $233,771,450)                                                                 233,059,162
                                                                                                         ------------
Asset Backed 2.0%
Automobile Receivables 0.5%
Credit Acceptance Auto Dealer Loan Trust, "A",
Series 2004-1, 144A, 2.53%, 8/17/2009                                                 1,034,558             1,033,735
Drive Auto Receivables Trust:
"A3", Series 2004-1, 144A, 3.5%, 8/15/2008                                            5,075,000             5,031,199
"A4", Series 2002-1, 144A, 4.09%, 1/15/2008                                           2,887,288             2,888,862
MMCA Automobile Trust:
"B", Series 2002-2, 4.67%, 3/15/2010                                                    943,155               937,248
"A4", Series 2001-4, 4.92%, 8/15/2007                                                   302,319               302,697
"B", Series 2002-1, 5.37%, 1/15/2010                                                    359,298               359,064
                                                                                                         ------------
                                                                                                           10,552,805

Credit Card Receivables 0.0%
Capital One Multi-Asset Execution Trust, "B1",
Series 2005-B1, 4.9%, 12/15/2017                                                        875,000               871,520
                                                                                                         ------------
Home Equity Loans 1.2%
Advanta Mortgage Loan Trust, "A6", Series 2000-2, 7.72%, 3/25/2015                    1,125,107             1,157,975
Ameriquest Finance NIM Trust, "B", Series 2004-RN5, 144A, 7.0%, 6/25/2034             1,448,599             1,419,697
Argent NIM Trust, "A", Series 2004-WN10, 144A, 4.212%, 11/25/2034                     1,317,981             1,314,844
Centex Home Equity:
"AF6", Series 2002-A, 5.54%, 1/25/2032                                                5,953,298             5,986,146
"A6", Series 2000-B, 7.97%, 7/25/2031                                                 1,727,165             1,723,514
Chase Funding Mortgage Loan Trust, "IA5",
Series 1999-2, 7.333%, 11/25/2011                                                       881,943               895,351
Countrywide Asset-Backed Certificates, "N1",
Series 2004-2N, 144A, 5.0%, 2/25/2035                                                   352,929               350,624
Countrywide Home Equity Loan Trust, "NOTE",
Series 2004-C, 3.608%**, 1/15/2034                                                      987,813               988,420
First Franklin Mortgage Loan NIM:
"N1", Series 2004-FFH4, 144A, 4.212%, 1/21/2035                                         778,586               778,586
"A", Series 2005-FFH2, 144A, 4.75%, 4/27/2035                                         2,517,632             2,516,577
First Franklin NIM Trust, "NOTE", Series 2004-FF6A,
144A, 5.75%, 7/25/2034                                                                  429,489               430,563
Merrill Lynch Mortgage Investors, Inc., "N1",
Series 2005-NC1N, 144A, 5.0%, 10/25/2035                                              1,971,155             1,975,467
Novastar NIM Trust, "NOTE", Series 2004-N1, 144A, 4.458%, 2/26/2034                      11,878                11,873
Park Place Securities NIM Trust, "A",
Series 2005-WCH1, 144A, 4.0%, 2/25/2035                                               2,776,406             2,762,524
Residential Asset Mortgage Products, Inc., "AI2",
Series 2004-RS7, 4.0%, 9/25/2025                                                      3,045,000             3,026,889
                                                                                                         ------------
                                                                                                           25,339,050

Industrials 0.0%
Delta Air Lines, Inc., "G-2", Series 02-1, 6.417%, 7/2/2012                             810,000               829,937
                                                                                                         ------------
Miscellaneous 0.3%
Terwin Mortgage Trust, "AF2", Series 2005-14-HE, 1.0%, 7/25/2036                      5,494,000             5,474,768
                                                                                                         ------------

Total Asset Backed (Cost $43,841,111)                                                                      43,068,080
                                                                                                         ------------

Foreign Bonds - US$ Denominated 4.2%
Consumer Discretionary 0.2%
Jafra Cosmetics International, Inc., 10.75%, 5/15/2011                                  983,000             1,100,960
Kabel Deutschland GmbH, 144A, 10.625%, 7/1/2014                                         655,000               723,775
Shaw Communications, Inc., 8.25%, 4/11/2010                                           1,035,000             1,148,850
Telenet Group Holding NV, 144A, Step-up Coupon,
0% to 12/15/2008, 11.5% to 6/15/2014                                                  1,060,000               853,300
Vitro Envases Norteamerica SA, 144A, 10.75%, 7/23/2011                                   85,000                85,850
Vitro SA de CV, Series A, 144A, 11.75%, 11/1/2013 (c)                                   530,000               486,275
                                                                                                         ------------
                                                                                                            4,399,010

Consumer Staples 0.0%
Burns Philp Capital Property Ltd., 10.75%, 2/15/2011                                    610,000               677,100
Grupo Cosan SA, 144A, 9.0%, 11/1/2009                                                    80,000                83,600
                                                                                                         ------------
                                                                                                              760,700

Energy 0.3%
Luscar Coal Ltd., 9.75%, 10/15/2011                                                     725,000               793,875
OAO Gazprom, 144A, 9.625%, 3/1/2013                                                     630,000               765,450
Pemex Project Funding Master Trust:
7.375%, 12/15/2014                                                                      430,000               475,150
8.0%, 11/15/2011                                                                        460,000               518,880
9.5%, 9/15/2027                                                                         450,000               582,750
Petro-Canada, 5.95%, 5/15/2035                                                        1,490,000             1,520,506
Petroleum Geo-Services ASA, 10.0%, 11/5/2010                                          1,967,005             2,222,716
Secunda International Ltd., 11.599%**, 9/1/2012                                         330,000               326,700
                                                                                                         ------------
                                                                                                            7,206,027

Financials 1.1%
BNP Paribas SA, 144A, 5.186%, 6/29/2049                                                 700,000               694,726
BTM Curacao Holdings NV, 144A, 4.76%, 7/21/2015                                       1,445,000             1,444,191
Conproca SA de CV, 12.0%, 6/16/2010                                                     415,000               508,375
Eircom Funding, 8.25%, 8/15/2013                                                        480,000               513,600
Export-Import Bank of China, 144A, 4.875%, 7/21/2015                                    859,000               843,108
Mantis Reef Ltd., 144A, 4.692%, 11/14/2008                                            3,760,000             3,711,022
Mizuho Financial Group, 8.375%, 4/27/2049                                             7,535,000             8,203,332
New ASAT (Finance) Ltd., 9.25%, 2/1/2011                                                270,000               226,800
Nordea Bank AB, 144A, 5.424%, 12/29/2049                                              2,570,000             2,593,171
QBE Insurance Group Ltd., 144A, 5.647%, 7/1/2023                                      1,730,000             1,731,320
Royal Bank of Scotland Group PLC, Series 3, 7.816%, 11/29/2049                        2,675,000             2,715,013
SPI Electricity & Gas Australia Holdings Property Ltd.,
144A, 6.15%, 11/15/2013                                                                 785,000               846,427
Westfield Capital Corp., 144A, 4.375%, 11/15/2010                                       940,000               916,101
                                                                                                         ------------
                                                                                                           24,947,186

Health Care 0.0%
Biovail Corp., 7.875%, 4/1/2010                                                         465,000               480,113
                                                                                                         ------------
Industrials 0.6%
Autopista Del Maipo, 144A, 7.373%, 6/15/2022                                          6,805,000             7,785,260
CP Ships Ltd., 10.375%, 7/15/2012                                                       685,000               771,481
Grupo Transportacion Ferroviaria Mexicana SA de CV:
144A, 9.375%, 5/1/2012                                                                  660,000               706,200
10.25%, 6/15/2007                                                                     1,168,000             1,246,840
12.5%, 6/15/2012                                                                        512,000               602,880
J. Ray McDermott SA, 144A, 11.5%, 12/15/2013                                            515,000               589,675
LeGrand SA, 8.5%, 2/15/2025                                                             339,000               408,495
Stena AB, 9.625%, 12/1/2012                                                             330,000               363,413
                                                                                                         ------------
                                                                                                           12,474,244

Materials 0.5%
Alrosa Finance SA, 144A, 8.875%, 11/17/2014                                             100,000               113,500
Cascades, Inc., 7.25%, 2/15/2013                                                        755,000               755,000
Celulosa Arauco y Constitucion SA:
144A, 5.625%, 4/20/2015                                                                 367,000               365,636
8.625%, 8/15/2010                                                                     2,060,000             2,358,500
Crown Euro Holdings SA, 10.875%, 3/1/2013 (c)                                           300,000               351,750
ISPAT Inland ULC, 9.75%, 4/1/2014                                                       715,000               843,700
Rhodia SA, 8.875%, 6/1/2011 (c)                                                       1,225,000             1,188,250
Sino-Forest Corp., 144A, 9.125%, 8/17/2011                                               20,000                21,750
Sociedad Concesionaria Autopista Central, 144A, 6.223%, 12/15/2026                    2,250,000             2,404,057
Tembec Industries, Inc.:
8.5%, 2/1/2011                                                                        1,870,000             1,496,000
8.625%, 6/30/2009 (c)                                                                   885,000               750,038
                                                                                                         ------------
                                                                                                           10,648,181

Sovereign Bonds 0.8%
Aries Vermogensverwaltung GmbH, 144A, Series C, 9.6%, 10/25/2014                        750,000               961,905
Central Bank of Nigeria, Series WW, 6.25%, 11/15/2020                                   500,000               495,000
Dominican Republic:
9.04%, 1/23/2018                                                                        160,000               168,400
144A, 9.04%, 1/23/2018                                                                   90,000                94,500
9.5%, 9/27/2011                                                                          85,488                92,327
Federative Republic of Brazil:
8.875%, 10/14/2019                                                                      425,000               439,875
9.25%, 10/22/2010                                                                       700,000               770,700
11.0%, 1/11/2012                                                                        290,000               341,040
11.0%, 8/17/2040                                                                        430,000               505,680
Republic of Argentina, 8.28%, 12/31/2033 (PIK)                                        2,076,073             2,006,525
Republic of Bulgaria, 8.25%, 1/15/2015                                                  480,000               595,632
Republic of Colombia:
10.375%, 1/28/2033                                                                      120,000               142,200
10.75%, 1/15/2013                                                                        20,000                23,870
Republic of Ecuador, Step-up Coupon, 8.0% to 8/15/2005,
9.0% to 8/15/2006, 10% to 8/15/2030                                                     450,000               389,250
Republic of Indonesia, 7.25%, 4/20/2015                                                 450,000               452,812
Republic of Panama, 9.375%, 1/16/2023                                                   150,000               186,750
Republic of Peru, 9.875%, 2/6/2015                                                      220,000               272,250
Republic of Philippines:
9.375%, 1/18/2017                                                                       650,000               692,250
9.5%, 2/2/2030                                                                           70,000                70,567
9.875%, 1/15/2019                                                                       220,000               236,500
Republic of Turkey:
11.5%, 1/23/2012                                                                        440,000               559,350
11.75%, 6/15/2010                                                                       730,000               904,287
11.875%, 1/15/2030                                                                      390,000               554,288
Republic of Uruguay, 9.25%, 5/17/2017                                                   330,000               355,987
Republic of Venezuela:
Series A, Collateralized Par Bond, 6.75%, 3/31/2020                                     750,000               753,375
7.65%, 4/21/2025                                                                        400,000               357,000
9.25%, 9/15/2027                                                                        130,000               135,395
9.375%, 1/13/2034                                                                       330,000               344,355
10.75%, 9/19/2013                                                                        45,000                52,245
Russian Federation, Step-up Coupon, 5.0% to 3/31/2007,
7.5% to 3/31/2030                                                                     1,030,000             1,142,064
Russian Ministry of Finance:
Series V, 3.0%, 5/14/2008                                                                90,000                84,636
Series VII, 3.0%, 5/14/2011                                                           1,020,000               893,316
United Mexican States:
Series A, 6.75%, 9/27/2034                                                            1,210,000             1,275,340
8.3%, 8/15/2031                                                                         140,000               173,040
                                                                                                         ------------
                                                                                                           16,522,711

Telecommunication Services 0.7%
Alestra SA de RL de CV, 8.0%, 6/30/2010                                                 220,000               198,000
America Movil SA de CV, 5.75%, 1/15/2015                                                985,000               989,238
Axtel SA, 11.0%, 12/15/2013                                                             240,000               263,400
British Telecommunications PLC, 8.875%, 12/15/2030                                    3,118,000             4,375,589
Cell C Property Ltd., 144A, 11.0%, 7/1/2015                                             425,000               409,594
Embratel, Series B, 11.0%, 12/15/2008                                                   280,000               313,600
Global Crossing UK Finance, 144A, 10.75%, 12/15/2014                                    475,000               437,000
Intelsat Bermuda Ltd., 144A, 8.695%**, 1/15/2012                                        320,000               326,400
Millicom International Cellular SA, 10.0%, 12/1/2013                                    780,000               807,300
Mobifon Holdings BV, 12.5%, 7/31/2010                                                   745,000               901,450
Mobile Telesystems Financial, 144A, 8.375%, 10/14/2010                                   85,000                88,931
Nortel Networks Corp., 6.875%, 9/1/2023                                                 225,000               214,313
Nortel Networks Ltd., 6.125%, 2/15/2006                                               1,750,000             1,754,375
Telecom Italia Capital, 5.25%, 11/15/2013                                             1,955,000             1,966,056
Telefonos de Mexico SA de CV, Series L, 144A, 4.75%, 1/27/2010                        2,835,000             2,796,764
                                                                                                         ------------
                                                                                                           15,842,010


Total Foreign Bonds - US$ Denominated (Cost $91,934,961)                                                   93,280,182
                                                                                                         ------------
Foreign Bonds - Non US$ Denominated 2.2% Consumer Discretionary 0.1% IESY
Repository GMBH:
144A, 8.75%, 2/15/2015                                                      EUR         365,000               424,843
144A, 10.125%, 2/15/2015                                                    EUR         175,000               219,870
Victoria Acquisition III BV, 144A, 7.875%, 10/1/2014                        EUR         340,000               377,193
                                                                                                         ------------
                                                                                                            1,021,906

Industrials 0.0%
Grohe Holdings GmbH, 144A, 8.625%, 10/1/2014                                EUR         425,000               493,392
                                                                                                         ------------
Sovereign Bonds 2.1%
Federal Republic of Germany, 144A, 3.25%, 4/17/2009                         EUR       9,840,000            12,251,824
Government of Malaysia, 4.305%, 2/27/2009                                   MYR      16,170,000             4,464,062
Mexican Bonds:
Series MI-10, 8.0%, 12/19/2013                                              MXN      90,032,000             7,799,205
Series MI-20, 8.0%, 12/7/2023                                               MXN       1,630,000               131,818
Series MI-10, 9.5%, 12/18/2014                                              MXN         879,500                83,244
Series M-20, 10.0%, 12/5/2024                                               MXN       2,740,000               268,464
Republic of Argentina:
5.83%, 12/31/2033 (PIK)                                                     ARS       1,744,312               749,239
7.82%, 12/31/2033 (PIK)                                                     EUR         297,444               345,670
Republic of Colombia, 12.0%, 10/22/2015                                     COP     427,000,000               202,360
Republic of Peru, 7.5%, 10/14/2014                                          EUR          50,000                68,716
Republic of Uruguay, 10.5%, 10/20/2006                                      UYU       4,700,000               232,404
United Kingdom Treasury Bonds, 5.0%, 9/7/2014                               GBP      10,890,000            20,133,066
                                                                                                         ------------
                                                                                                           46,730,072


Total Foreign Bonds - Non US$ Denominated (Cost $48,986,421)                                               48,245,370
                                                                                                         ------------
US Government Backed 3.7%
US Treasury Bills, 3.307%***, 10/20/2005 (g)                                            820,000               814,105
US Treasury Bond:
6.0%, 2/15/2026 (c)                                                                  17,604,000            20,962,508
7.5%, 11/15/2016                                                                        790,000             1,007,281
US Treasury Note:
3.0%, 12/31/2006 (c)                                                                     74,000                73,006
3.375%, 2/15/2008 (c)                                                                27,316,000            26,873,180
3.625%, 7/15/2009                                                                    24,207,000            23,762,584
4.75%, 5/15/2014 (c)                                                                  7,540,000             7,803,312
5.0%, 8/15/2011                                                                         271,000               283,110
                                                                                                         ------------
Total US Government Backed (Cost $81,451,349)                                                              81,579,086


US Government Agency Sponsored Pass-Throughs 2.4%
Federal Home Loan Bank, 6.0%, 11/1/2021                                               2,335,843             2,400,935
Federal Home Loan Mortgage Corp., 5.0%, 11/1/2033 (h)                                 4,280,000             4,211,786
Federal National Mortgage Association:
4.5% with various maturities from 7/1/2018 until 11/1/2028                            6,911,642             6,725,846
5.0% with various maturities from 9/1/2023 until 2/1/2034                             6,383,135             6,335,500
5.113%**, 1/1/2035                                                                    5,709,199             5,719,852
5.5% with various maturities from 12/1/2024 until 1/1/2034                            9,982,983            10,074,718
5.78%, 10/1/2008                                                                      2,707,981             2,776,491
6.5% with various maturities from 4/1/2017 until 4/1/2035                             8,258,646             8,552,193
7.13%, 1/1/2012                                                                       3,761,859             3,864,559
8.0%, 9/1/2015                                                                        1,287,558             1,378,130
                                                                                                         ------------
Total US Government Agency Sponsored Pass-Throughs (Cost $51,051,700)                                      52,040,010

Commercial and Non-Agency Mortgage-Backed Securities 3.9%
Banc of America Commercial Mortgage, Inc., "AJ",
Series 2005-1, 5.153%**, 11/10/2042                                                   4,910,000             4,997,635
Bank of America Mortgage Securities, "2A6",
Series 2004-G, 4.657%**, 8/25/2034                                                    6,600,000             6,621,476
Citigroup Mortgage Loan Trust, Inc.:
"1A2", Series 2004-NCM-1, 6.5%, 6/25/2034                                             3,178,655             3,278,983
"1CB2", Series 2004-NCM2, 6.75%, 8/25/2034                                            1,449,139             1,501,670
Countrywide Alternative Loan Trust:
"A1", Series 2004-1T1, 5.0%, 2/25/2034                                                4,230,583             4,213,595
"A2", Series 2004-1T1, 5.5%, 2/25/2034                                                2,615,440             2,622,817
"1A1", Series 2004-J1, 6.0%, 2/25/2034                                                1,575,265             1,589,441
"1A1", Series 2004-J8, 7.0%, 9/25/2034                                                3,365,098             3,484,080
DLJ Mortgage Acceptance Corp.:
"A1B", Series 1997-CF2, 144A, 6.82%, 10/15/2030                                       2,738,021             2,835,361
"A1B", Series 1997-CF1, 144A, 7.6%, 5/15/2030                                         2,353,382             2,444,304
GMAC Commercial Mortgage Securities, Inc., "A3",
Series 1997-C1, 6.869%, 7/15/2029                                                     1,808,582             1,873,790
Greenwich Capital Commercial Funding Corp.:
"AJ", Series 2005-GG3, 4.859%, 8/10/2042                                              2,150,000             2,128,511
"B", Series 2005-GG3, 4.894%, 8/10/2042                                               3,565,000             3,509,245
Harborview Mortgage Loan Trust, "3A1B", Series 2004-10,
5.149%**, 1/19/2035                                                                   2,554,458             2,583,655
JPMorgan Chase Commercial Mortgage Securities,
"B", Series 2005-CB12, 5.191%, 9/12/2037                                              2,830,000             2,838,292
Master Alternative Loans Trust:
"5A1", Series 2005-1, 5.5%, 1/25/2020                                                 5,085,176             5,136,070
"2A1", Series 2004-3, 6.25%, 4/25/2034                                                4,580,302             4,689,084
"3A1", Series 2004-5, 6.5%, 6/25/2034                                                 1,230,393             1,263,076
"5A1", Series 2005-2, 6.5%, 12/25/2034                                                  527,963               535,857
"6A1", Series 2004-5, 7.0%, 6/25/2034                                                 2,046,705             2,070,858
"8A1", Series 2004-3, 7.0%, 4/25/2034                                                 1,486,447             1,512,152
Master Asset Securitization Trust:
"2A7", Series 2003-9, 5.5%, 10/25/2033                                                2,236,853             2,240,270
"8A1", Series 2003-6, 5.5%, 7/25/2033                                                   980,709               978,564
Meritage Asset Holdings NIM, "N1", Series 2005-1, 144A, 4.581%, 5/25/2035             2,511,971             2,508,957
NYC Mortgage Loan Trust, "A3", Series 1996, 144A, 6.75%, 9/25/2019                    4,100,000             4,358,792
Residential Accredit Loans, Inc., "A5", Series 2002-QS14, 5.125%, 9/25/2032              70,721                70,558
Structured Asset Securities Corp.:
"4A1", Series 2005-6, 5.0%, 5/25/2035                                                 3,028,566             2,988,074
"2A1", Series 2003-1, 6.0%, 2/25/2018                                                 1,817,412             1,844,059
Washington Mutual, "A6", Series 2003-AR10, 4.073%, 10/25/2033                         5,235,000             5,152,532
Wells Fargo Mortgage Backed Securities Trust, "2A14",
Series 2005-AR10, 4.111%**, 6/25/2035                                                 2,722,324             2,681,383
                                                                                                         ------------
Total Commercial and Non-Agency Mortgage-Backed Securities (Cost $85,457,017)                              84,553,141

Collateralized Mortgage Obligations 5.0%
Fannie Mae Grantor Trust, "1A3", Series 2004-T2, 7.0%, 11/25/2043                     1,813,284             1,902,426
Fannie Mae Whole Loan:
"3A2B", Series 2003-W10, 3.056%, 7/25/2037                                              780,138               774,474
"A2", Series 2002-W10, 4.7%, 8/25/2042                                                    5,524                 5,524
"1A3", Series 2003-W18, 4.732%, 8/25/2043                                               853,007               852,016
"1A1", Series 2004-W15, 6.0%, 8/25/2044                                               2,827,645             2,886,384
"1A2", Series 2003-W3, 7.0%, 8/25/2042                                                  580,595               607,986
"2A", Series 2003-W8, 7.0%, 10/25/2042                                                3,650,957             3,825,804
"2A", Series 2002-W1, 7.5%, 2/25/2042                                                   744,843               785,293
"5A", Series 2004-W2, 7.5%, 3/25/2044                                                 1,480,371             1,568,134
Federal Home Loan Mortgage Corp.:
"NB", Series 2750, 4.0%, 12/15/2022                                                     390,000               384,515
"TC", Series 2728, 4.0%, 2/15/2023                                                      910,000               897,352
"LC", Series 2682, 4.5%, 7/15/2032                                                    2,605,000             2,518,730
"TG", Series 2690, 4.5%, 4/15/2032                                                    3,750,000             3,622,286
"HG", Series 2543, 4.75%, 9/15/2028                                                   4,063,439             4,069,957
"BG", Series 2869, 5.0%, 7/15/2033                                                      790,000               782,857
"EG", Series 2836, 5.0%, 12/15/2032                                                   3,840,000             3,784,137
"ND", Series 2938, 5.0%, 10/15/2033                                                   3,655,000             3,586,401
"NE", Series 2921, 5.0%, 9/15/2033                                                    3,650,000             3,597,248
"PD", Series 2783, 5.0%, 1/15/2033                                                    3,747,000             3,699,945
"PD", Series 2844, 5.0%, 12/15/2032                                                     660,000               650,399
"PD", Series 2893, 5.0%, 2/15/2033                                                      290,000               287,186
"PD", Series 2939, 5.0%, 7/15/2033                                                      865,000               848,730
"PE", Series 2864, 5.0%, 6/15/2033                                                    3,650,000             3,602,991
"PG", Series 2734, 5.0%, 7/15/2032                                                    1,783,000             1,763,324
"PQ", Series 2844, 5.0%, 5/15/2023                                                    6,350,000             6,410,525
"QC", Series 2836, 5.0%, 9/15/2022                                                    6,350,000             6,392,699
"TE", Series 2780, 5.0%, 1/15/2033                                                    4,795,000             4,741,784
"TE", Series 2881, 5.0%, 7/15/2033                                                      940,000               925,949
"UE", Series 2764, 5.0%, 10/15/2032                                                   1,910,000             1,889,302
"XD", Series 2941, 5.0%, 5/15/2033                                                    1,470,000             1,443,626
"PE", Series 2512, 5.5%, 2/15/2022                                                    1,520,000             1,568,134
"PE", Series 2533, 5.5%, 12/15/2021                                                     750,000               773,209
"BD", Series 2453, 6.0%, 5/15/2017                                                      752,053               774,302
"PX", Series 2097, 6.0%, 10/15/2027                                                   1,354,990             1,367,281
"Z", Series 2173, 6.5%, 7/15/2029                                                     1,935,169             2,007,278
Federal National Mortgage Association:
"QG", Series 2003-17, 4.0%, 5/25/2019                                                 1,653,814             1,651,315
"TU", Series 2003-122, 4.0%, 5/25/2016                                                2,092,875             2,081,909
"NE", Series 2004-52, 4.5%, 7/25/2033                                                 3,190,000             3,062,237
"EG", Series 2005-22, 5.0%, 11/25/2033                                                  610,000               601,281
"HE", Series 2005-22, 5.0%, 10/25/2033                                                2,470,000             2,434,692
"LA", Series 2002-50, 5.0%, 12/25/2029                                                1,589,146             1,588,960
"ME", Series 2005-14, 5.0%, 10/25/2033                                                1,770,000             1,734,291
"PE", Series 2005-44, 5.0%, 7/25/2033                                                 1,272,000             1,249,231
"QD", Series 2005-29, 5.0%, 8/25/2033                                                   605,000               595,864
"Z", Series 2001-14, 6.0%, 5/25/2031                                                  1,495,985             1,539,082
"HM", Series 2002-36, 6.5%, 12/25/2029                                                   76,828                77,224
"ZQ", Series G92-9, 7.0%, 12/25/2021                                                  1,364,421             1,388,687
FHLMC Structured Pass-Through Securities:
"A2B", Series T-56, 4.29%, 7/25/2036                                                  2,226,461             2,222,081
"3A", Series T-58, 7.0%, 9/25/2043                                                    2,984,783             3,122,301
Government National Mortgage Association:
"ND", Series 2003-116, 3.75%, 6/20/2026                                               1,452,000             1,435,165
"GD", Series 2004-26, 5.0%, 11/16/2032                                                4,382,000             4,354,474
"PD", Series 2004-30, 5.0%, 2/20/2033                                                 4,383,000             4,359,572
                                                                                                         ------------
Total Collateralized Mortgage Obligations (Cost $109,239,698)                                             109,096,554


Municipal Bonds and Notes 1.5%
Bergen County, NJ, Improvement Authority Governmental Loan Revenue:
4.75%, 3/15/2015                                                                      2,105,000             2,091,570
4.8%, 3/15/2016                                                                       2,315,000             2,300,601
Charlotte-Mecklenberg, NC, Hospital Authority, Health Care
System Revenue, ETM,144A, 5.0%, 8/1/2015                                              3,880,000             3,943,555
Dallas-Fort Worth, TX, Airport Revenue, Industrial Airport Facility
Improvement Corp., Rental Car Facility, 6.6%, 11/1/2012 (e)                           1,635,000             1,792,402
Denver, CO, City & County School District 01:
Prerefunded, 6.82%, 12/15/2009 (e)                                                      270,000               294,678
6.83%, 12/15/2009 (e)                                                                 1,330,000             1,443,316
Hoboken, NJ,General Obligation:
Series B, 3.57%, 2/1/2008 (e)                                                         1,725,000             1,688,775
Series B, 3.8%, 1/1/2008 (e)                                                          1,445,000             1,429,813
Series B, 3.97%, 2/1/2009 (e)                                                         2,860,000             2,805,717
Indian Wells, CA, Redevelopment Agency, Series T, 4.48%, 9/1/2013 (e)                 2,325,000             2,281,941
Indiana, Board Bank Revenue, School Severance, Series 3, 5.15%, 7/15/2013 (e)         2,005,000             2,061,701
Jicarilla, NM, Apache Nation Revenue, 144A, 5.2%, 12/1/2013                           2,990,000             3,033,415
Myrtle Beach, SC, Hospitality Fee Revenue, Series B, 5.75%, 6/1/2019 (e)              1,440,000             1,512,806
North Jersey, NJ, District Water Supply Community, Wanaque South,
Series B, 5.19%, 7/1/2019 (e)                                                         1,000,000             1,013,140
Oregon, School Boards Association, Pension Deferred Interest,
Series A, Zero Coupon, 6/30/2014 (e)                                                  6,855,000             4,443,548
                                                                                                         ------------
Total Municipal Bonds and Notes (Cost $31,981,831)                                                         32,136,978

Government National Mortgage Association 0.4%
Government National Mortgage Association:
6.0% with various maturities from 7/15/2034 until 7/20/2034                           7,270,962             7,460,603
6.5%, 8/20/2034                                                                         670,342               697,552
                                                                                                         ------------
Total Government National Mortgage Association (Cost $8,190,804)                                            8,158,155



Loan Participation 0.0%
Citigroup Global (Severstal), 8.625%, 2/24/2009                                          89,000                91,430
Intermet Corp., LIBOR plus .425%, 1.0%**, 3/31/2009                                   1,000,000               995,000
                                                                                                         ------------
Total Loan Participation (Cost $1,012,084)                                                                  1,086,430

                                                                                          Units              Value ($)
Other Investments 0.0%
Hercules, Inc., (Bond Unit), 6.5%, 6/30/2029
(Cost $561,537)                                                                         776,000               620,800
                                                                                                         ------------

                                                                                         Shares              Value ($)
Securities Lending Collateral 2.9%
Scudder Daily Assets Fund Institutional, 3.34% (b)(d)
(Cost $64,110,317)                                                                   64,110,317            64,110,317
                                                                                                         ------------
Cash Equivalents 3.5%
Scudder Cash Management QP Trust, 3.34% (a)
(Cost $76,112,639)                                                                   76,112,639            76,112,639
                                                                                                         ------------

                                                                                           % of
                                                                                        Net Assets         Value ($)
                                                                                        ----------         ---------

Total Investment Portfolio  (Cost $1,978,626,688)                                         103.1         2,255,151,174
Other Assets and Liabilities, Net                                                          -3.1           -68,247,200
                                                                                                        --------------
Net Assets                                                                                100.0         2,186,903,974
                                                                                                        ==============

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

* Non-income producing security. In the case of a bond, generally denotes that the issuer has defaulted on the payment of principal or interest. The following table represents bonds that are in default.

                                   Maturity    Principal            Acquisition
Security                   Coupon    Date       Amount                Cost ($)        Value ($)
-----------------------------------------------------------------------------------------------
Intermet Corp.               9.75  6/15/2009        85,000  USD        34,850          38,250
-----------------------------------------------------------------------------------------------
Oxford Automotive, Inc.      12.0 10/15/2010       844,647  USD       499,073         422,324
-----------------------------------------------------------------------------------------------
                                                                     $533,923        $460,574
-----------------------------------------------------------------------------------------------

** Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of July 31, 2005.

*** Annualized yield at time of purchase; not a coupon rate.

(a) Scudder Cash Management QP Trust is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(b) Scudder Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.

(c) All or a portion of these securities were on loan. The value of all securities loaned at July 31, 2005 amounted to $62,545,676, which is 2.9% of net assets.

(d) Represents collateral held in connection with securities lending.

(e) Bond is insured by one of these companies:
                                                   As a % of Total
Insurance Coverage                                Investment Portfolio
----------------------------------------------------------------------
Ambac Financial Group                                     0.2
----------------------------------------------------------------------
Financial Guaranty Insurance Company                      0.3
----------------------------------------------------------------------
MBIA Corporation                                          0.4
----------------------------------------------------------------------


(f) Principal amount stated in US dollars unless otherwise noted.

(g) At July 31, 2005, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.

(h) Mortgage dollar rolls included.

Included in the portfolio are investments in mortgage and asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal National Mortgage Association and the Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in the investment portfolio.

At July 31, 2005, open futures contracts purchased were as follows:

                            Expiration                   Aggregate                    Unrealized
Futures                        Date         Contracts   Face Value ($) Value($)    Appreciation ($)
-----------------------------------------------------------------------------------------------------
Russell 2000 Index           9/15/2005              18      5,616,881   6,139,350             522,469
-----------------------------------------------------------------------------------------------------

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR: American Depositary Receipt

ETM: Bonds bearing the description ETM (escrowed to maturity) are collateralized by US Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.

LIBOR: London InterBank Offer Rate

Prerefunded: Bonds which are prerefunded are collateralized by US Treasury securities which are held in escrow and are used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

PIK: Denotes that all or a portion of the income is paid in kind.

REIT: Real Estate Investment Trust

As of July 31, 2005, the Fund had the following open forward foreign currency exchange contracts:

                                                                                                     Unrealized
                                                                                                     Appreciation
                            Contracts to Deliver                 In Exchange For         Date          (US $)
----------------------------------------------------------------------------------------------------------------
USD                               2,035,781 CAD                         2,500,000     10/27/2005         11,595
----------------------------------------------------------------------------------------------------------------
USD                               2,043,151 CAD                         2,500,000     10/27/2005          4,225
----------------------------------------------------------------------------------------------------------------
EUR                                  19,340 USD                            26,076      9/9/2005           2,590
----------------------------------------------------------------------------------------------------------------
EUR                                 177,928 USD                           231,644      9/9/2005          15,570
----------------------------------------------------------------------------------------------------------------
EUR                                 148,110 USD                           191,748     9/27/2005          11,740
----------------------------------------------------------------------------------------------------------------
USD                               2,038,848 EUR                         1,680,000     10/27/2005          5,858
----------------------------------------------------------------------------------------------------------------
USD                               2,034,976 EUR                         1,680,000     10/27/2005          9,731
----------------------------------------------------------------------------------------------------------------
USD                                 680,000 EUR                           566,195     10/28/2005          9,141
----------------------------------------------------------------------------------------------------------------
EUR                               1,518,672 USD                         1,923,542     11/18/2005         73,075
----------------------------------------------------------------------------------------------------------------
EUR                                  68,888 USD                            84,717     11/18/2005            778
----------------------------------------------------------------------------------------------------------------
JPY                             230,000,000 GBP                         1,191,438     10/27/2005          8,195
----------------------------------------------------------------------------------------------------------------
JPY                             230,000,000 GBP                         1,191,438     10/27/2005         17,235
----------------------------------------------------------------------------------------------------------------
USD                                 237,700 MXN                         2,575,000     10/27/2005          1,620
----------------------------------------------------------------------------------------------------------------
USD                                 180,000 MXN                         1,939,410     10/28/2005            219
----------------------------------------------------------------------------------------------------------------
NZD                               9,426,000 USD                         6,383,853     10/27/2005         22,505
----------------------------------------------------------------------------------------------------------------
USD                                 622,393 PLN                         2,119,000     10/27/2005          7,918
----------------------------------------------------------------------------------------------------------------
USD                                 223,417 RUB                         6,421,000     10/27/2005            331
----------------------------------------------------------------------------------------------------------------
USD                               2,172,552 SEK                        17,000,000     10/27/2005         27,557
----------------------------------------------------------------------------------------------------------------
USD                               4,509,298 SGD                         7,500,000     10/27/2005         16,517
----------------------------------------------------------------------------------------------------------------
USD                                 320,000 THB                        13,395,200     10/28/2005          1,184
----------------------------------------------------------------------------------------------------------------
USD                                 330,000 ZAR                         2,249,445     10/28/2005          9,361
----------------------------------------------------------------------------------------------------------------
Total unrealized appreciation                                                                           256,945
----------------------------------------------------------------------------------------------------------------

                                                                                                     Unrealized
                                                                                                     Appreciation
                            Contracts to Deliver                 In Exchange For         Date          (US $)
----------------------------------------------------------------------------------------------------------------
USD                               6,156,939 AUD                         8,151,000     10/27/2005        (14,609)
----------------------------------------------------------------------------------------------------------------
EUR                                 592,000 USD                           715,491     10/27/2005         (5,024)
----------------------------------------------------------------------------------------------------------------
EUR                              10,000,000 USD                        12,030,500     10/27/2005       (140,372)
----------------------------------------------------------------------------------------------------------------
EUR                               2,300,000 USD                         2,777,365     10/27/2005        (21,934)
----------------------------------------------------------------------------------------------------------------
EUR                                 111,425 USD                           135,232     11/16/2005           (522)
----------------------------------------------------------------------------------------------------------------
GBP                               3,550,000 USD                         6,167,060     10/27/2005        (59,564)
----------------------------------------------------------------------------------------------------------------
GBP                              11,600,000 USD                        20,102,684     10/27/2005       (243,467)
----------------------------------------------------------------------------------------------------------------
USD                               2,099,306 JPY                       230,000,000     10/27/2005        (34,978)
----------------------------------------------------------------------------------------------------------------
USD                               1,717,255 JPY                       191,000,000     10/27/2005         (2,965)
----------------------------------------------------------------------------------------------------------------
MXN                               5,900,000 USD                           543,854     10/27/2005         (4,491)
----------------------------------------------------------------------------------------------------------------
MXN                              76,400,000 USD                         7,008,853     10/27/2005        (91,750)
----------------------------------------------------------------------------------------------------------------
MXN                               2,112,338 USD                           195,000     10/28/2005         (1,288)
----------------------------------------------------------------------------------------------------------------
MXN                               8,176,702 USD                           725,226     11/10/2005        (33,152)
----------------------------------------------------------------------------------------------------------------
PLN                                 706,410 USD                           205,000     10/28/2005         (5,123)
----------------------------------------------------------------------------------------------------------------
PLN                               1,412,159 USD                           414,555     10/28/2005         (5,495)
----------------------------------------------------------------------------------------------------------------
USD                                  76,709 RUB                         2,200,000     10/27/2005            (47)
----------------------------------------------------------------------------------------------------------------
SGD                               3,400,000 USD                         2,044,590     10/27/2005         (7,113)
----------------------------------------------------------------------------------------------------------------
USD                                 410,000 SGD                           676,459     10/28/2005         (1,775)
----------------------------------------------------------------------------------------------------------------
SGD                                 332,540 USD                           200,000     10/28/2005           (679)
----------------------------------------------------------------------------------------------------------------
THB                               5,061,600 USD                           120,000     10/28/2005         (1,365)
----------------------------------------------------------------------------------------------------------------
ZAR                                 880,763 USD                           130,000     10/28/2005         (2,876)
----------------------------------------------------------------------------------------------------------------
ZAR                               1,368,682 USD                           205,246     10/28/2005         (1,240)
----------------------------------------------------------------------------------------------------------------
Total unrealized depreciation                                                                          (679,829)
----------------------------------------------------------------------------------------------------------------


Currency Abbreviations
--------------------------------------------------------------------------------
ARS            Argentine Peso                 NZD           New Zealand Dollar
--------------------------------------------------------------------------------
AUD            Australian Dollar              PLN           Polish Zloty
--------------------------------------------------------------------------------
CAD            Canadian Dollar                RUB           Russian Ruble
--------------------------------------------------------------------------------
COP            Colombian Peso                 SEK           Swedish Krona
--------------------------------------------------------------------------------
EUR            Euro                           SGD           Singapore Dollar
--------------------------------------------------------------------------------
GBP            Great British Pound            THB           Thailand Baht
--------------------------------------------------------------------------------
JPY            Japanese Yen                   USD           United States Dollar
--------------------------------------------------------------------------------
MXN            Mexican Peso                   UYU           Uruguay Peso
--------------------------------------------------------------------------------
MYR            Malaysian Ringgit              ZAR           South African Rand
--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder Total Return Fund


By:                                 /s/Julian Sluyters
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               September 23, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Scudder Total Return Fund


By:                                 /s/Julian Sluyters
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               September 23, 2005



By:                                 /s/Paul Schubert
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               September 23, 2005